Annual Report
                                            FIXED INCOME FUNDS
March 31, 2002                              ING Bond Fund
                                            ING Government Fund
                                            ING Aeltus Money Market
                                            Fund

                                    [PHOTO]

                                                    ING [LOGO]
                                                    FUNDS
                                          (formerly the Aetna Funds)

                               President's Letter

Dear Shareholder:

We are pleased to present the March 31, 2002 Annual Report for the ING Series Fund, Inc. (formerly, Aetna Series Fund, Inc.).

There have been some very important changes that have occurred over the past several months regarding the Aetna Series Fund. I would like to take this opportunity to share them with you.

As you may recall, in September 2000, ING Group acquired ReliaStar Financial Corp., the parent company of the adviser to the Pilgrim Funds. In December 2000, ING Group acquired the financial services of Aetna Inc., including Aeltus Investment Management, Inc., adviser to the Aetna Series Fund.

ING Group has embarked upon a plan to integrate some of the operations of its various affiliated mutual fund groups. Effective March 1, 2002, ING Group merged the operations of the Aetna Series Fund into the Pilgrim Funds and renamed the entire fund complex, ING Funds. Concurrent with the merger of operations, ING Investments, LLC became the adviser to all of the funds within the Aetna Series Fund and Aeltus Investment Management became the sub-adviser to all of the funds with the exception of the ING Technology Fund (formerly, Aetna Technology Fund) which will continue to be sub-advised by Elijah Asset Management, LLC.

In addition to the changes noted above, individual product name changes have also occurred within the ING Funds family. These changes are part of ING Group's evolving corporate strategy to create one master brand. The ING Funds family now offers more than 100 open- and closed-end funds and variable products with a wide range of investment objectives and styles.

Lastly, we have conformed all of our Fixed Income Funds to a March 31 fiscal year-end for financial reporting purposes. There are three Fixed Income Funds included in this Annual Report.

At ING Funds, we are dedicated to providing core investments for the serious investors. Our goal is to understand and anticipate your needs and objectives, and manage our products accordingly. We greatly appreciate your continued investment in the ING Funds.

Sincerely,

/s/ James Hennessy

James M. Hennessy
President
ING Series Fund, Inc.

April 15, 2002

President's Letter ..........................................................  i
Fixed Income Funds:
Investment Review ...........................................................  1
Portfolios of Investments:
  ING Bond Fund ............................................................. 10
  ING Government Fund ....................................................... 14
  ING Aeltus Money Market Fund .............................................. 15
Statements of Assets and Liabilities ........................................ 17
Statements of Operations .................................................... 19
Statements of Changes in Net Assets ......................................... 22
Notes to Financial Statements ............................................... 28
Financial Highlights ........................................................ 35
Independent Auditors' Report ................................................ 48
Additional Information ...................................................... 49

                                                                   ING Bond Fund
                                                                Growth of $10,00

           ING Bond Fund    Lehman Brothers Aggregate
             (Class I)              Bond Index
04/01/92       10,000                 10,000
               10,347                 10,404
               10,881                 10,851
12/31/92       10,877                 10,881
               11,303                 11,330
               11,592                 11,630
               11,884                 11,934
12/31/93       11,987                 11,941
               11,700                 11,598
               11,495                 11,479
               11,592                 11,549
12/31/94       11,595                 11,593
               12,092                 12,177
               12,791                 12,919
               13,011                 13,172
12/31/95       13,570                 13,733
               13,360                 13,490
               13,414                 13,567
               13,656                 13,818
10/31/96       13,892                 14,124
               14,087                 14,277
               14,185                 14,366
               14,821                 15,069
10/31/97       14,965                 15,380
               15,288                 15,806
               15,482                 15,929
               15,795                 16,251
10/31/98       16,120                 16,813
               16,555                 17,081
               16,416                 16,929
               16,157                 16,656
10/31/99       16,372                 16,903
               16,201                 16,766
               16,388                 17,143
               16,852                 17,650
10/31/00       17,170                 18,137
               18,171                 19,082
               18,353                 19,266
               18,925                 19,890
10/31/01       19,609                 20,779
               19,471                 20,527
03/31/02       19,243                 20,382

                 ---------------------------------------------------
                             Average Annual Total Returns
                         for the period ended March 31, 2002*
                 ---------------------------------------------------
                                     1 Year   5 Years    10 Years
                 ---------------------------------------------------
                    Class I           4.33%     6.53%       6.76%
                 ---------------------------------------------------
                    Class A:
                          POP (1)    -0.78%     5.18%       5.64%
                          NAV (2)     4.18%     6.21%       6.16%
                 ---------------------------------------------------
                    Class B:
                          w/CDSC (3) -1.51%     5.15%       5.66%
                          NAV         3.36%     5.47%       5.66%
                 ---------------------------------------------------
                    Class C:
                          w/CDSC (4)  2.36%     5.45%       5.65%
                          NAV         3.33%     5.45%       5.65%
                 ---------------------------------------------------
                    Class O:
                          NAV (5)     4.09%     6.26%       6.42%
                 ---------------------------------------------------


*Total Return is calculated including reinvestment of income and capital gain distributions. The performance table and graph above does not reflect the deduction of taxes that a shareholder would have paid on fund distributions or redemptions. For periods prior to the inception of Class A, Class B, Class C and Class O, the performance of each class is calculated by using the performance of Class I, adjusted for fees and expenses charged to the appropriate class. Class I, Class A, Class B, Class C and Class O shares participate in the same portfolio of securities. The Fund changed its fiscal year-end from October 31 to March 31. Past performance is no guarantee of future results. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                                 ING Bond Fund

How did the Fund Perform During the Period?

The ING Bond Fund (formerly Aetna Bond Fund) Class I shares generated a -1.85% total return, net of expenses, for the five-month period ended March 31, 2002. The benchmark, Lehman Brothers Aggregate Bond Index(a), returned -1.91% for the same period.

                                                    See Definition of Terms.   1

What economic or financial market conditions impacted the Fund?

An improving economy and a changing stance by the Federal Reserve (the "Fed") has marked the past five months. During the fourth calendar quarter, the markets and the Fed were concerned that September 11th would prolong and deepen the recession. These concerns were confirmed by the biggest one-month jump in the unemployment rate in more than twenty years in October from 4.9% to 5.4%. As a result, the Fed continued its aggressive easing, cutting overnight rates by 50 basis points (one basis point is equal to one hundredth of a percent, or 0.01%) in November and 25 basis points in December. This brought total easing for the year to 475 basis points.

Contrary to expectations, the economy has been surprisingly strong. Real Gross Domestic Product grew 1.7% in the fourth quarter and is expected to be near 4% in the first quarter due to a very sharp replenishment of business inventories, a robust housing market, solid consumer spending, and earlier-than-expected stabilization in business equipment spending. In addition, the unemployment rate fell modestly during the first quarter. As a result, the Fed left overnight rates unchanged during the first quarter and switched to a neutral bias at their most recent meeting. Their description of monetary policy as "currently accommodative" indicates that they will likely raise rates sometime this year.

Given the shift in the Fed policy from easing during 2001 to the expectation of tightening in 2002, bond yields have risen significantly over the past five months and the yield curve has flattened. The two-year Treasury yield rose by 130 basis points during this period to 3.72% while the thirty-year Treasury yield increased by 93 basis points to 5.80%.

Spread sectors have performed very well over the past five months. Improved growth prospects for 2002 - bolstered performance in the credit markets as investment grade corporate bonds outperformed Treasuries by 197 basis points. High yield performed even better, outperforming Treasuries by 817 basis points. Mortgage-backed securities outperformed Treasuries by 33 basis points as the rise in interest rates reduced prepayment risk. The other investment grade spread sectors also outperformed Treasuries: agencies +5, Asset Backed Securities +85 and Collateralized Mortgage Backed Securities +208.

What investments influenced the Fund's performance over the past five months?

The Fund's outperformance over the past five months, relative to its benchmark, has been primarily a result of sector allocation. The portfolio has generally been overweight in corporate bonds and mortgage-backed securities, which has benefited performance. In addition, a modest allocation to the high yield sector has contributed positively to results. The positive impact of sector allocation has been partially offset by unfavorable issue selection in investment grade corporate bonds.

What is your outlook going forward?

The magnitude and timing of Fed tightening in 2002 will depend on the extent to which economic growth appears to be sustainable. Because a restocking of inventories drove much of first quarter growth, the Fed will be focused on the outlook for more sustainable drivers of growth: personal consumption and business investment. As a result of the high level of consumer and corporate debt and limited credit availability for many corporations, the Fed will weigh the risk that a premature tightening would damage recovery prospects against their view that monetary policy is currently accommodative.

In terms of sector positioning, we have been reducing our holdings of corporate bonds and mortgage-backed securities as spreads have narrowed. We are now neutral in investment grade corporate bonds and have recently reduced our high yield holdings from 4% to 3%. We will likely continue to reduce corporate holdings if the sector continues to perform well. Similarly, we have reduced mortgage-backed holdings to a modest 5% overweight and will move to neutral if spreads continue to narrow. We are neutral duration as bond yields reflect economic fundamentals. Yield curve exposure is also neutral. We remain underweighted in Treasuries and agencies but Treasury holdings are likely to increase if we reduce corporate or mortgage holdings during the second quarter.

2   See Definition of Terms.

Quality Ratings

AAA                               68.9%
AA                                 2.9%
A                                 12.6%
BBB                                9.9%
B                                  0.4%
N/R+                               5.3%


Maturity Distribution
 0 - 1 year                       13.7%
 1 - 5 years                      17.2%
 5 - 10 years                     54.4%
10 - 20 years                     10.0%
20 + years                         4.7%



The opinions expressed reflect those of the portfolio manager only through March 31, 2002. The manager's opinions are subject to change at any time based on market and other conditions. The composition, industries and holdings of the Fund are subject to change.

                                                    See Definition of Terms.   3

                               ING Government Fund
                                 Growth of $10,000

                                        Lehman
                      ING              Brothers
                   Government        Intermediate
                      Fund            Government
                    (Class 1)        Bond Index
       1/1/94        10,000            10,000
                      9,790             9,815
                      9,739             9,760
                      9,784             9,835
     12/31/94         9,811             9,825
                     10,254            10,234
                     10,779            10,712
                     10,932            10,878
     12/31/95        11,380            11,241
                     11,173            11,165
                     11,196            11,240
                     11,382            11,433
     10/31/96        11,583            11,621
                     11,677            11,743
                     11,737            11,827
                     12,310            12,243
     10/31/97        12,554            12,472
                     12,894            12,766
                     12,959            12,852
                     13,205            13,077
     10/31/98        13,625            13,658
                     13,787            13,730
                     13,721            13,668
                     13,544            13,606
     10/31/99        13,703            13,769
                     13,603            13,689
                     13,942            13,955
                     14,296            14,308
     10/31/00        14,652            14,694
                     15,271            15,374
                     15,475            15,579
                     15,885            15,987
     10/31/01        16,510            16,730
                     16,198            16,521
      3/31/02        16,095            16,451

          -------------------------------------------------------
                          Average Annual Total Returns
                      for the period ended March 31, 2002*
          -------------------------------------------------------
                            1 Year     5 Years       Inception
          -------------------------------------------------------
          Class I             3.86%      6.81%          5.95%
          -------------------------------------------------------
          Class A:
             POP (1)         -1.34%      5.42%          4.81%
             NAV (2)          3.56%      6.45%          5.43%
          -------------------------------------------------------
          Class B:
             w/CDSC (3)      -2.22%      5.39%          4.88%
             NAV              2.70%      5.71%          4.88%
          -------------------------------------------------------
          Class C:
             w/CDSC (4)       1.73%      5.73%          4.88%
             NAV              2.71%      5.73%          4.88%
          -------------------------------------------------------

*Total Return is calculated including reinvestment of income and capital gain distributions. The performance table and graph above does not reflect the deduction of taxes that a shareholder would have paid on fund distributions or redemptions. For periods prior to the inception of Class A, Class B and Class C, the performance of each class is calculated by using the performance of Class I since its inception date (01/04/94), adjusted for fees and expenses charged to the appropriate class. Class I, Class A, Class B and Class C shares participate in the same portfolio of securities. The Fund changed its fiscal year-end from October 31 to March 31. Past performance is no guarantee of future results. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                               ING Government Fund

How did the Fund perform during the period?

The ING Government Fund (formerly Aetna Government Fund) Class I shares generated a -2.52% total return, net of expenses, for the five-month period ended March 31, 2002. The benchmark, Lehman Brothers Intermediate Government Bond Index(b), returned -1.93% for the same period.

What economic or financial market conditions impacted the Fund?

An improving economy and a changing stance by the Federal Reserve (the "Fed") has marked the past five months. During

4  See Definition of Terms.

the fourth quarter, the markets and the Fed were concerned that September 11th, would prolong and deepen the recession. These concerns were confirmed by the biggest one-month jump in the unemployment rate in more than twenty years in October from 4.9% to 5.4%. As a result, the Fed continued its aggressive easing, cutting overnight rates by 50 basis points (one basis point is equal to one hundredth of a percent, or 0.01%) in November and 25 basis points in December. This brought total easing for the 2001 year to 475 basis points.

Contrary to expectations, the economy has been surprisingly strong. Real Gross Domestic Product grew 1.7% in the fourth quarter and is expected to be near 4% in the first quarter due to a very sharp replenishment of business inventories, a robust housing market, solid consumer spending, and earlier-than-expected stabilization in business equipment spending. In addition, the unemployment rate fell modestly during the first quarter. As a result, the Fed left overnight rates unchanged during the first quarter and switched to a neutral bias at their most recent meeting. Their description of monetary policy as "currently accommodative" indicates that they will likely raise rates sometime this year.

Given the shift in Fed policy from easing during 2001 to the expectation of tightening in 2002, bond yields have risen significantly over the past five months and the yield curve has flattened. The two-year Treasury yield rose by 130 basis points during this period to 3.72% while the thirty-year Treasury yield increased by 93 basis points to 5.80%.

What investments influenced the Fund's performance over the past five months?

We believe the Fund's underperformance, relative to its benchmark, during the past five months has been primarily a result of the fund holding securities with extended maturity dates during November and December as the market sold off.

What is your outlook going forward?

The magnitude and timing of Fed tightening in 2002 will depend on the extent to which economic growth appears to be sustainable. Since a restocking of inventories drove much of first quarter growth, the Fed will be focused on the outlook for more sustainable drivers of growth: such as personal consumption and business investment. As a result of the high level of consumer and corporate debt and limited credit availability for many corporations, the Fed will weigh the risk that a premature tightening would damage recovery prospects against their view that monetary policy is currently accommodative.

Quality Ratings
AAA                                                         100.0%

Maturity Distribution
   0 - 1 year                                                15.6%
   1 - 5 years                                               46.8%
   5 - 10 years                                              29.1%
10 - 20 years                                                 5.8%
20 + years                                                    2.7%

The opinions expressed reflect those of the portfolio manager only through March 31, 2002. The manager's opinions are subject to change at any time based on market and other conditions. The composition, industries and holdings of the Fund are subject to change.

                                                      See Definition of Terms. 5

                          ING Aeltus Money Market Fund
                                     Growth of $10,000

                     ING Aeltus                   Money Fund
                    Money Market              Report Averages/All
                   Fund (Class I)                Taxable Index
       4/1/92          10,000                       10,000
                       10,105                       10,087
                       10,202                       10,166
     12/31/92          10,297                       10,236
                       10,380                       10,305
                       10,463                       10,372
                       10,546                       10,441
     12/31/93          10,634                       10,510
                       10,723                       10,582
                       10,821                       10,670
                       10,943                       10,775
     12/31/94          11,089                       10,899
                       11,248                       11,042
                       11,418                       11,192
                       11,586                       11,337
     12/31/95          11,752                       11,482
                       11,908                       11,620
                       12,061                       11,756
                       12,220                       11,895
     10/31/96          12,274                       11,941
                       12,445                       12,084
                       12,600                       12,229
                       12,772                       12,379
     10/31/97          12,948                       12,531
                       13,123                       12,688
                       13,288                       12,845
                       13,467                       13,003
     10/31/98          13,641                       13,161
                       13,808                       13,307
                       13,968                       13,449
                       14,130                       13,594
     10/31/99          14,306                       13,749
                       14,507                       13,920
                       14,707                       14,102
                       14,929                       14,302
     10/31/00          15,160                       14,513
                       15,392                       14,722
                       15,583                       14,897
                       15,736                       15,031
     10/31/01          15,854                       15,142
                       15,928                       15,206
      3/31/02          15,959                       15,226

        --------------------------------------------------------
                          Average Annual Total Returns
                      for the period ended March 31, 2002*
        --------------------------------------------------------
                              1 Year     5 Years      10 Years
        --------------------------------------------------------
         Class I               2.83%      4.94%        4.79%
        --------------------------------------------------------
         Class A               2.83%      4.94%        4.79%
        --------------------------------------------------------
         Class B:
               w/CDSC (3)     -3.18%      3.55%        3.75%
               NAV             1.82%      3.90%        3.75%
        --------------------------------------------------------
         Class C               2.83%      4.94%        4.79%
        --------------------------------------------------------

*Total Return is calculated including reinvestment of income and capital gain distributions. For periods prior to the inception of Class A, Class B and Class C, the performance of each class is calculated by using the performance of Class I, adjusted for fees and expenses charged to the appropriate class. Class I, Class A, Class B and Class C shares participate in the same portfolio of securities. The Fund changed its fiscal year-end from October 31 to March 31. Past performance is no guarantee of future results. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                          ING Aeltus Money Market Fund

How did the Fund perform during the period?

The ING Aeltus Money Market Fund (formerly Aetna Money Market Fund) Class I shares generated a 0.70% total return, net of expenses, for the five-month period ended March 31, 2002. The benchmark, Money Fund Report Averages/All Taxable Index(c), returned 0.65% for the same period. As of March 31, 2002, the Fund reported a 7-day yield of 1.28% with an average weighted maturity of 53 days.

What economic or financial market conditions impacted the Fund?

By mid-December 2001 the Federal Reserve (the "Fed") had reduced the Fed Funds rate to a forty-year low of 1.75%, resulting in dramatically reduced yields for the money market funds and an inverted short-term yield curve. The aggressive easing was due to the Fed's concern that September 11th would prolong and deepen the recession. However, economic growth was surprisingly strong in the first quarter of 2002. Real Gross Domestic Product is expected to be near 4% for the

6  See Definition of Terms.

quarter due to a very sharp replenishment of business inventories, a robust housing market, solid consumer spending, and earlier-than-expected stabilization in business equipment spending. In addition, the unemployment rate fell modestly during the quarter. As a result, the Fed has left rates unchanged since 2001 and switched to a neutral bias at their most recent meeting in March. Their description of monetary policy as "currently accommodative" indicates that they will likely raise rates sometime this year.

Given the shift in Fed policy from easing during 2001 to the expectation of tightening in 2002, money market yields rose during the quarter and the yield curve steepened. For the five-month period, one-month top tier dealer commercial paper decreased in yield by 43 basis points, whereas six-month paper increased by 11 basis points, resulting in a positively sloped money market yield curve.

Spreads were under pressure as intermediate term investors stayed in the short end of the curve, and money market mutual funds assets remained at historical highs. While demand for short-term paper remained at lofty levels, commercial paper supply was stagnant. Industrial paper issuance continued to decline as the economic slowdown produced a reduction in demand for working capital, and weak credit fundamentals caused some issuers to lose their Tier 1 status. Many of the remaining issuers extended their maturities beyond one year in order to lock in lower interest rates in front of anticipated future Fed tightening and to reduce reliance on short-term debt financing. These factors caused spreads to remain tight for most of the reporting period.

What investments influenced the Fund's performance over the past five months?

A consistent overweighting in asset-backed notes and a strong weighting of floating rate instruments contributed positively to performance. We also lowered the Funds' weighted average maturity by purchasing securities with overnight and three-to six-month maturity ranges in order to exploit market expectations of quickly rising Fed Funds rates.

What is your outlook going forward?

The magnitude and timing of Fed tightening in 2002 will depend on the extent to which economic growth appears to be sustainable. Because a restocking of inventories drove much of first quarter growth, the Fed will be focused on the outlook for more sustainable drivers of growth: personal consumption and business investment. As a result of the high level of consumer and corporate debt and limited credit availability for many corporations, the Fed will weigh the risk that a premature tightening would damage recovery prospects against their view that monetary policy is currently accommodative.

While the expected timing of the first tightening is likely to shift as the year progresses, we think that the market will look for rapid, rather than gradual tightening. This expectation of aggressive tightening should keep the one-year curve steep. We intend to maintain an overweighting in asset-backed notes in order to enhance yield and preserve credit rating stability until the economy turns around. We expect to keep our weighted average maturity neutral, given the generally low levels of rates and the potential for increased yields. Finally, we aim to increase our weighting in floating rate instruments so that increases in interest rates can be reflected quickly in the portfolio.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund

                                                    See Definition of Terms.   7

  Quality Ratings*
  Tier 1                              100.0%

  Maturity Distribution
   1 - 30 days                         39.7%
  31 - 60 days                          8.6%
  61 - 90 days                          4.6%
  91 - 120 days                         3.6%
 121 - 180 days                         6.3%
 181 - 397 days                        37.2%

*Tier 1 securities are, or are comparable to, securities which are rated in the highest short-term rating category by at least two nationally recognized statistical rating organizations (NRSROs) or by the only NRSRO that has rated the security. Tier 2 securities are securities that have received the requisite rating in one of the two highest categories, but are not Tier 1. Split rated securities are those in which two or more major rating agencies, such as Standard & Poor's and Moody's Investor Service, assign a different rating to the same security. At March 31, 2002 the Fund had 8.9% in split rated Tier 1 securities.

The maturity distribution table does not reflect paydowns on asset-backed securities.

The opinions expressed reflect those of the portfolio manager only through March 31, 2002. The manager's opinions are subject to change at any time based on market and other conditions. The composition, industries and holdings of the Fund are subject to change.

8 See Definition of Terms.

DEFINITION OF TERMS

(1) On February 2, 1998, the Funds redesignated Adviser Class shares as Class A shares. For periods prior to that date, Class A performance is calculated by using the performance of Class I shares and deducting the Class A front-end load and internal fees and expenses applicable to the Class A shares. The maximum load for the Income Funds is 4.75%, excluding the Money Market Fund. The POP (public offering price) returns reflect this maximum load.
(2) NAV (net asset value) returns are net of Fund expenses only and do not reflect the deduction of a front-end load or contingent deferred sales charges. This charge, if reflected, would reduce the performance results shown.
(3) The Funds began offering Class B shares on March 1, 1999. For periods prior to that date, Class B performance is calculated using the performance of Class I shares and deducting the internal fees and expenses applicable to the Class B shares. Class B share returns with CDSC (contingent deferred sales charge) reflect the deduction of a maximum CDSC, assuming full redemption at the end of the period. The CDSC applies for all shares redeemed prior to the end of the first six years of ownership. The CDSC charges are as follows: Year 1 - 5%, Year 2 - 4%, Year 3 - 3%, Year 4 - 3%, Year 5
     - 2%, Year 6 - 1%.
(4) The Funds began offering Class C shares on June 30, 1998. For periods prior to that date, Class C performance is calculated using the performance of Class I shares and deducting the internal fees and expenses applicable to the Class C shares. Class C share returns for periods less than 18 months reflect the deduction of the contingent deferred sales charge of 1%.
(5) The Bond Fund began offering Class O shares on August 1, 2001. For periods prior to that date, Class O performance is calculated using the performance of Class I shares and deducting the internal fees and expenses applicable to the Class O shares.
(a) The Lehman Brothers Aggregate Bond Index is an unmanaged index and is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index.
(b) The Lehman Brothers Intermediate Government Bond Index is composed of all publicly issued, nonconvertible, domestic debt of the U.S. government or agency, quasi-federal corporations, or corporate debt guaranteed by the U.S. government with maturities between one and
     9.99 years. Total return comprises price appreciation/ depreciation and income as a percentage of the original investment.
(c) The Money Fund Report Averages/All Taxable Index is an average of the returns of more than 250 money market mutual funds surveyed each month by iMoneyNet, Inc.

The unmanaged indices described above are not available for
individual direct investment.                                                  9

Fixed Income Funds
Portfolio of Investments - March 31, 2002
Bond
--------------------------------------------------------------------------------

                                                                     Principal          Market
                                                                       Amount            Value
                                                                   -------------     ------------
LONG-TERM BONDS AND NOTES (93.4%)
Corporate Bonds (24.8%)

Aerospace/Defense (0.5%)
Raytheon Co., 6.15%, 11/01/08...................................   $     165,000     $    160,515
United Technologies Corp., 4.88%, 11/01/06......................         225,000          219,242
United Technologies Corp., 7.13%, 11/15/10......................          80,000           84,341
                                                                                     ------------
                                                                                          464,098
                                                                                     ------------
Aluminum (0.2%)
Alcoa Inc., 7.38%, 08/01/10.....................................         210,000          223,167
                                                                                     ------------
Automotive (0.5%)
DaimlerChrysler NA Holdings Inc., 6.40%, 05/15/06...............         195,000          195,183
Hertz Corp., 8.25%, 06/01/05....................................         220,000          224,706
                                                                                     ------------
                                                                                          419,889
                                                                                     ------------
Broadcasting - TV, Radio & Cable (1.2%)
Comcast Cable Communications, 6.75%, 01/30/11...................         190,000          184,978
Cox Communications Inc., 6.85%, 01/15/18........................         260,000          232,837
CSX Corp., 6.75%, 03/15/11......................................         275,000          275,807
CSX Corp., 7.95%, 05/01/27......................................         210,000          226,093
Tele-Communications Inc., 9.80%, 02/01/12.......................         150,000          166,743
                                                                                     ------------
                                                                                        1,086,458
                                                                                     ------------
Cellular/Wireless Telecommunications (0.4%)
Telus Corp., 7.50%, 06/01/07....................................          70,000           71,448
Verizon Pennsylvania, 5.65%, 11/15/11...........................         295,000          270,532
                                                                                     ------------
                                                                                          341,980
                                                                                     ------------
Communications Equipment (1.9%)
AOL Time Warner Inc., 6.13%, 04/15/06...........................         350,000          350,079
Citizens Communications Co., 9.00%, 08/15/31....................         130,000          136,031
Qwest Communications International Inc., 7.50%, 11/01/08........         130,000          112,825
WorldCom, Inc., 6.95%, 08/15/28.................................         180,000          125,402
WorldCom, Inc., 7.38%, 01/15/06 ++..............................         125,000          109,254
WorldCom, Inc., 7.50%, 05/15/11.................................         340,000          285,216
WorldCom, Inc., 8.00%, 05/15/06.................................         250,000          222,612
WorldCom, Inc., 8.25%, 05/15/31.................................         505,000          407,332
                                                                                     ------------
                                                                                        1,748,751
                                                                                     ------------
Construction (0.1%)
CRH America Inc., 6.95%, 03/15/12...............................          80,000           80,399
                                                                                     ------------
Corporate Finance (12.3%)
American Express Credit Corp., 4.25%, 02/07/05..................         210,000          206,715
Associates Corp. N.A., 6.25%, 11/01/08..........................         240,000          240,747
Bank of America Corp., 2.05%, 10/22/04 * (Psi)..................         965,000          966,153
Burlington Resources Finance Co., 5.60%, 12/01/06 ++............         230,000          224,538
Burlington Resources Finance Co., 7.40%, 12/01/31 ++............         190,000          188,630
Caterpillar Finance Services Corp., 2.14%, 01/31/05.............         205,000          204,889
Charter Commerce Holdings LLC, 8.25%, 04/01/07..................         200,000          181,000
CIT Group Holdings, 7.75%, 04/02/12 ............................         190,000          190,523
Citigroup Inc., 6.50%, 01/18/11 ................................         110,000          110,536
Citigroup Inc., 6.75%, 12/01/05 ................................         120,000          125,946
Conoco Funding Co., 5.45%, 10/15/06 ............................         250,000          247,847
Conoco Funding Co., 6.35%, 10/15/11 ............................         535,000          530,852
Countrywide Home Loans, Inc., 2.50%, 10/23/06...................         660,000          659,021
ERAC USA Finance Co., 7.35%, 06/15/08 ++........................         560,000          570,662
Ford Motor Credit Co., 3.68%, 10/25/04 *........................         665,000          658,335
Ford Motor Credit Co., 6.38%, 02/01/29..........................         230,000          182,306
Ford Motor Credit Co., 6.88%, 02/01/06..........................         165,000          164,061
Ford Motor Credit Co., 7.38%, 10/28/09..........................         455,000          446,343
Ford Motor Credit Co., 7.50%, 03/15/05..........................         230,000          233,510
Ford Motor Credit Co., 7.60%, 08/01/05..........................         115,000          117,163
General Electric Capital Corp., 6.50%, 12/10/07.................         335,000          346,135
General Motors Acceptance Corp., 7.25%, 03/02/11................         405,000          401,531
General Motors Acceptance Corp., 7.50%, 07/15/05................         335,000          346,902
General Motors Acceptance Corp., 6.88%, 09/15/11................         585,000          565,157
General Motors Corp., 7.20%, 01/15/11...................... ....         380,000          375,077
Household Finance Corp., 3.17%, 03/11/04 *......................         782,000          784,405
International Lease Finance Corp., 3.07%, 10/18/04 *............         595,000          595,282
International Lease Finance Corp., 4.75%, 01/18/05..............         255,000          251,150
Monumental Global Funding II, 6.05%, 01/19/06 ++................         135,000          136,997
Morgan Stanley Dean Witter & Co., 6.75%, 04/15/11...............         105,000          105,282
Qwest Capital Funding Inc., 7.25%, 02/15/11.....................         370,000          300,586
Qwest Capital Funding Inc., 7.75%, 08/15/06.....................         460,000          387,963
Qwest Capital Funding Inc., 7.90%, 08/15/10.....................         150,000          126,708
Textron Financial Corp., 7.13%, 12/09/04........................          70,000           71,242
Wells Fargo & Co., 6.38%, 08/01/11..............................          60,000           59,756
                                                                                     ------------
                                                                                       11,303,950
                                                                                     ------------
Corporate Industrial - Capital Goods (0.7%)
Boeing Capital Corp., 7.38%, 09/27/10...........................         155,000          163,187
Bombardier Capital Inc., 6.13%, 06/29/06 ++.....................         250,000          244,506
Bombardier Capital Inc., 7.50%, 10/17/05 ++.....................         130,000          134,591
Weyerhaeuser Co., 6.75%, 03/15/12 ++............................         135,000          132,632
                                                                                     ------------
                                                                                          674,916
                                                                                     ------------
Corporate Industrial - Consumer Cyclical (0.9%)
Anheuser-Busch Co.'s Inc., 5.63%, 10/01/10......................         340,000          328,976
Bristol-Myers Squibb Co., 5.75%, 10/01/11.......................         235,000          226,208
Target Corp., 5.88%, 03/01/12 ..................................         270,000          261,565
                                                                                     ------------
                                                                                          816,749
                                                                                     ------------

10   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

                                                                     Principal          Market
                                                                      Amount             Value
                                                                    ------------     ------------
Corporate Bonds (Continued)
Corporate Industrial - Energy (0.5%)
Occidental Petroleum Corp., 5.88%, 01/15/07.......................  $    110,000     $    109,283
Occidental Petroleum Corp., 8.45%, 02/15/29.......................       135,000          153,946
Saga Petroleum, 7.25%, 09/23/27...................................       175,000          177,776
                                                                                     ------------
                                                                                          441,005
                                                                                     ------------
Corporate Industrial - Transportation (0.5%)
Norfolk Southern Corp., 6.20%, 04/15/09...........................       195,000          192,318
Norfolk Southern Corp., 7.35%, 05/15/07...........................       230,000          242,950
                                                                                     ------------
                                                                                          435,268
                                                                                     ------------
Corporate Utilities (1.1%)
Consolidated Natural Gas Co., 6.85%, 04/15/11.....................       135,000          135,231
Duke Energy Field Services, Inc., 7.88%, 08/16/10.................       190,000          196,008
FirstEnergy Corp., 5.50%, 11/15/06................................        55,000           51,537
Florida Power & Light, 6.88%, 12/01/05............................       210,000          219,528
Kinder Morgan Energy, 6.75%, 03/15/11.............................       105,000          103,073
Transocean Offshore, 7.50%, 04/15/31..............................       130,000          126,305
Wisconsin Energy Corp., 5.50%, 12/01/08...........................       175,000          165,525
                                                                                     ------------
                                                                                          997,207
                                                                                     ------------
Distributors - Food & Health (1.0%)
Albertson's, Inc., 7.50%, 02/15/11................................       220,000          230,765
ConAgra Foods, Inc., 6.75%, 09/15/11..............................       145,000          145,435
ConAgra Foods, Inc., 7.50%, 09/15/05..............................       285,000          300,990
General Mills Inc., 6.00%, 02/15/12...............................       130,000          124,777
Kraft Foods, Inc., 6.50%, 11/01/31................................       175,000          166,168
                                                                                          968,135
                                                                                     ------------
Electric Utilities (0.3%)
GTE Corp., 6.84%, 04/15/18........................................       260,000          247,292
                                                                                     ------------
Household Furnishings (0.2%)
Mohawk Industries Inc., 7.20%, 04/15/12 #.........................       175,000          175,735
                                                                                     ------------
Natural Gas - Distribution - Pipe Line (0.3%)
Tennessee Gas Pipeline, 7.00%, 10/15/28...........................       140,000          124,435
Williams Co.'s, Inc. (The), 7.13%, 09/01/11.......................        70,000           66,449
Williams Holdings of Delaware, 6.50%, 12/01/08....................       145,000          135,914
                                                                                     ------------
                                                                                          326,798
                                                                                     ------------
Telephone Long Distance (2.2%)
AT&T Corp., 6.50%, 11/15/06 ++....................................       500,000          490,769
AT&T Corp., 7.30%, 11/15/11 ++....................................       700,000          673,800
AT&T Corp., 8.00%, 11/15/31 ++....................................       135,000          131,060
Sprint Capital Corp., 6.00%, 01/15/07.............................       615,000          564,097
Sprint Capital Corp., 7.63%, 01/30/11.............................       190,000          180,250
                                                                                     ------------
                                                                                        2,039,976
                                                                                     ------------
Total Corporate Bonds (Cost $23,546,729)                                               22,791,773
                                                                                     ------------
Foreign and Supranationals (3.9%)

Corporate Foreign (3.9%)
Bundesschatzanweisungen, 4.75%, 12/13/02..........................     2,965,000        2,598,991
Inter-American Development Bank, 6.75%, 07/15/27..................       240,000          240,547
Metronet Communications, Zero Coupon, 06/15/08 +..................       305,000           48,800
Potash Corp. Saskatchewan, 7.75%, 05/31/11........................       185,000          192,830
Quebec (Province of), 7.50%, 09/15/29.............................        90,000           97,734
Tyco International Group SA, 5.88%, 11/01/04......................       260,000          242,086
Tyco International Group SA, 6.13%, 11/01/08......................       180,000          158,614
Tyco International Group SA, 6.38%, 10/15/11......................        20,000           17,799
Vodafone AirTouch Plc, 7.75%, 02/15/10............................        28,000           29,930
                                                                                     ------------
                                                                                        3,627,331
                                                                                     ------------
Total Foreign and Supranationals (Cost  $3,915,010)                                     3,627,331
                                                                                     ------------
Non-Agency Mortgage-Backed Securities (3.0%)

Collateralized Mortgage Obligation (3.0%)
First Union NB-Bank of America - Class A2, 6.14%, 12/15/10 .......       500,000          493,846
GE Capital Commercial Mortgage Corp. - Class A2, 6.53%, 03/15/11..       700,000          707,611
LB-UBS Commercial Mortgage Trust - Class A2, 7.37%, 06/15/10/.....       400,000          425,254
Marine Midland 1992-1, 8.00%, 04/25/23 +..........................       190,449          190,074
Prudential Home Mortgage Corp., 7.00%, 12/25/07 ..................       290,551          290,755
Prudential Home Mortgage Corp., 7.50%, 06/25/07 ..................       179,583          184,430
Vendee Mortgage Trust - Class B, 6.75%, 11/15/14 .................       440,000          452,958
                                                                                     ------------
                                                                                        2,744,928
                                                                                     ------------
Total Non-Agency Mortgage-Backed Securities (Cost $2,737,699)                           2,744,928
                                                                                     ------------
U.S. Government Agency Mortgage-Backed Securities (48.6%)

U.S. Mortgage-Backed - FHLMC (11.7%)
Federal Home Loan Mortgage Corp., 5.75%, 01/15/12 ................     2,180,000        2,121,957
Federal Home Loan Mortgage Corp., 6.00%, 12/15/31 ................     2,303,000        2,122,232
Federal Home Loan Mortgage Corp., 6.00%, 12/15/31 ................       700,000          658,430
Federal Home Loan Mortgage Corp., 6.00%, 04/01/32 # ..............     5,700,000        5,527,221
Federal Home Loan Mortgage Corp., 7.50%, 12/01/11 ................       280,839          295,975
                                                                                       10,725,815
                                                                                     ------------
U.S. Mortgage-Backed - FNMA (21.2%)
Federal National Mortgage Assoc., 6.00%, 05/25/17 # ..............     1,170,000        1,165,247
Federal National Mortgage Assoc., 6.00%, 07/01/29 ................        21,463           20,969
Federal National Mortgage Assoc., 6.13%, 03/15/12 ................     2,382,000        2,384,549
Federal National Mortgage Assoc., 6.50%, 11/01/13 ................       702,042          718,974

                                     See Notes to Portfolio of Investments.   11

Fixed Income Funds
Portfolio of Investments - March 31, 2002
Bond (Continued)
---------------------------------------------------------------------------

                                             Principal           Market
                                               Amount             Value
                                            -------------     -------------
U.s. Government Agency Mortgage-backed
 Securities (continued)
Federal National Mortgage Assoc.,
 6.50%, 04/15/29 # .......................   $8,350,000        $  8,308,250
Federal National Mortgage Assoc.,
 6.50%, 08/01/29 .........................    2,229,289           2,228,531
Federal National Mortgage Assoc.,
 7.00%, 01/01/30 .........................      587,268             599,352
Federal National Mortgage Assoc.,
 7.50%, 07/01/11 .........................      163,314             172,371
Federal National Mortgage Assoc.,
 7.50%, 11/01/28 .........................      118,501             123,425
Federal National Mortgage Assoc.,
 7.50%, 10/01/30 .........................      217,196             225,029
Federal National Mortgage Assoc.,
 7.50%, 10/01/30 .........................      380,577             394,302
Federal National Mortgage Assoc.,
 7.50%, 11/01/30 .........................      232,712             241,105
Federal National Mortgage Assoc.,
 7.50%, 05/25/32 # .......................    2,100,000           2,174,155
Federal National Mortgage Assoc.,
 8.50%, 11/01/23 .........................      170,939             184,593
Federal National Mortgage Assoc.,
 8.50%, 01/01/25 .........................      303,374             327,486
Federal National Mortgage Assoc.,
 8.50%, 09/01/25 .........................      248,085             268,268
                                                               ------------
                                                                 19,536,606
                                                               ------------
U.S. Mortgage-Backed - GNMA (15.7%)
Government National Mortgage Assoc.,
 6.00%, 04/01/27 # .......................    1,000,000             968,750
Government National Mortgage Assoc.,
 6.00%, 11/20/31 .........................    1,673,000           1,534,524
Government National Mortgage Assoc.,
 6.38%, 04/20/28 .........................       78,585              80,240
Government National Mortgage Assoc.,
 6.50%, 04/15/30 # .......................    3,930,000           3,917,719
Government National Mortgage Assoc.,
 7.00%, 04/22/25 # .......................    3,330,000           3,394,519
Government National Mortgage Assoc.,
 7.00%, 04/15/26 .........................      449,072             459,452
Government National Mortgage Assoc.,
 7.50%, 12/15/22 .........................      699,835             736,291
Government National Mortgage Assoc.,
 7.50%, 10/15/26 .........................      264,862             277,349
Government National Mortgage Assoc.,
 7.50%, 11/20/30 .........................      376,802             390,472
Government National Mortgage Assoc.,
 7.50%, 05/15/31 # .......................    1,860,000           1,932,075
Government National Mortgage Assoc.,
 8.00%, 12/15/17 .........................      649,759             697,199
Government National Mortgage Assoc.,
 9.50%, 07/15/18 .........................       23,019              25,516
                                                               ------------
                                                                 14,414,106
                                                               ------------

Total U.S. Government Agency Mortgage-
 Backed Securities (Cost $44,710,977)                            44,676,527
                                                               ------------

U.S. Government and Agency Obligations (13.2%)

U.S. Government - Agency (0.9%)
Private Export Funding Corp.,
 5.48%, 09/15/03 * .......................   $  300,000             304,092
Small Business Administration 92-20K,
 7.55%, 11/01/12 * .......................      481,295             511,600
                                                               ------------
                                                                    815,692
                                                               ------------
U.S. Treasury Obligations (12.3%)
U.S. Treasury Bond, 5.38%, 02/15/31 * ....    1,038,000             974,504
U.S. Treasury Bond, 6.25%, 05/15/30 * ....      773,000             803,346
U.S. Treasury Note, 3.00%, 01/31/04 * ....    1,810,000           1,791,051
U.S. Treasury Note, 3.50%, 11/15/06 * ....    4,717,000           4,461,249
U.S. Treasury Note, 4.75%, 02/15/04 * ....      305,000             311,362
U.S. Treasury Note, 4.75%, 11/15/08 ......      247,000             240,651
U.S. Treasury Note, 4.88%, 02/15/12 * ....    2,564,000           2,459,938
U.S. Treasury Note, 6.00%, 08/15/09 * ....      241,000             250,753
                                                               ------------
                                                                 11,292,854
                                                               ------------
Total U.S. Government and Agency Obligations
 (Cost $12,400,511)                                              12,108,546
                                                               ------------
Total Long-Term Bonds and Notes
 (Cost $87,310,926)                                              85,949,105
                                                               ------------

SHORT-TERM INVESTMENTS (35.7%)

Burlington Resources Finance Co.,
 2.43%, 04/09/02 ++ ......................    3,000,000           2,998,380
Duke Capital Corp., 1.95%, 04/02/02 * ....    3,000,000           2,999,837
EOG Resources, 2.23%, 04/01/02 ...........    2,229,000           2,229,000
Federal National Mortgage Assoc.,
 1.80%, 06/28/02 * .......................    2,500,000           2,489,175
Federal National Mortgage Assoc.,
 2.14%, 04/18/02 * .......................    3,000,000           2,996,968
Federal National Mortgage Assoc.,
 2.25%, 02/07/03 * .......................    3,000,000           2,986,500
General Motors Acceptance Corp.,
 2.21%, 08/04/03 * .......................    1,000,000             987,290
Kroger Co., 2.95%, 04/01/02 ..............    3,000,000           3,000,000
Student Loan Marketing Assoc.,
 1.91%, 07/18/02 * .......................    2,000,000           1,999,980
Texas Utilities Corp., 2.43%, 04/04/02 ...    2,500,000           2,499,494
Textron Financial Corp., 2.30%,
 04/23/02 * ..............................    2,500,000           2,496,486
Time Warner Inc., 2.23%, 04/15/02 * ......    2,500,000           2,497,832
Tyson Foods Inc., 3.10%, 04/01/02 ........    2,500,000           2,500,000
U.S. Treasury Bill, 1.70%, 04/04/02 @ ....      100,000              99,986
U.S. Treasury Bill, 2.15%, 04/04/02 @ ....      100,000              99,982
                                                               ------------
Total Short-Term Investments (Cost $32,906,442)                  32,880,910
                                                               ------------
Total Investments (Cost $120,217,368)(a)                        118,830,015

Other Assets Less Liabilities                                   (26,834,101)
                                                               ------------
Total Net Assets                                               $ 91,995,914
                                                               ============

12 See Notes to Portfolio of Investments.

Notes to Portfolio of Investments

(a) The cost of investments for federal income tax purposes amounts to $120,273,232. Unrealized gains and losses, based on identified tax cost at March 31, 2002, are as follows:

Unrealized gains..........................                   $      461,838

Unrealized losses.........................                       (1,905,055)
                                                             --------------
   Net unrealized loss....................                   $   (1,443,217)
                                                             ==============

Information concerning open futures contracts at March 31, 2002 is shown below:
                                      Notional
                          No. of       Market     Expiration     Unrealized
                        Contracts      Value         Date        Gain/(loss)
                        ----------  ------------  -----------  ---------------
    Long Contracts
----------------------

U.S. Long Bond........      24      $ 2,475,563     Jun 02      $  (119,932)

U.S. 2 Year Treasury
Bond..................      28        5,845,656     Jun 02          (61,171)

U.S. 5 Year Treasury
Bond..................      41        4,349,348     Jun 02          (96,444)
                                    -----------                 -----------
                                    $12,670,567                 $  (277,547)
                                    ===========                 ===========

   Short Contracts
----------------------

U.S. 10 Year Treasury
Bond..................      86      $(8,974,725)    Jun 02      $   163,326
                                    ===========                 ===========

Acquisition date and cost concerning illiquid securities at March 31, 2002 is shown below:
                                               Acquisition
                                                  Date             Cost
                                               -----------      -----------

Marine Midland 1992-1, 8.00%, 04/25/23....      03/30/92        $   190,449

Metronet Communications,
Zero Coupon, 06/15/08.....................      08/04/00            259,284
                                                                -----------
                                                                $   449,733
                                                                ===========

The market value of the total illiquid securities above is $238,874 which represents 0.26% of the total net assets.

++ Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.These securities have been determined to be liquid under guidelines established by the Board of Directors.
* Segregated securities for purchases of delayed delivery or when-issued securities held at March 31, 2002.
# When-issued or delayed delivery security. The cost of these securities is $27,809,554.
+ Restricted security. This security has been determined to be illiquid under guidelines established by the Board of Directors.
@ Security pledged to cover initial margin requirements on open futures contracts at March 31, 2002.
** Variable rate notes have interest rates determined and reset by the issuer daily, weekly, monthly or quarterly depending upon the terms of the security. Interest rates presented for these securities are those in effect at March 31, 2002.

LIBOR - London Inter-Bank Offer Rate. The interest rate that the largest international banks charge each other for loans (usually in Eurodollars).

Information concerning the following swap contract at March 31, 2002 is shown below:

Swap Counter Party            Merrill Lynch Capital Services (MLCS)

Notional Principal:           $2,530,000

Fund will pay:                Notional amount times (3 month LIBOR plus 0.95%)
                              times actual days divided by 360

Effective LIBOR rate:         1.88%

Fund will receive:            Notional amount times Index Return(b). Positive
                              amounts are paid to the Fund. The absolute value of negative amounts are paid to MLCS.

Index:                        Merrill Lynch High Yield Master Index

Payment Dates:                Quarterly on the 2nd

Net unrealized gain/(loss):   $148,559

Termination date:             July 2, 2002

(b) Index return calculation: (Ending Index Level - Starting Index Level) / Starting Index Level.

Category percentages are based on net assets.

                                           See Notes to Financial Statements. 13

Fixed Income Funds
Portfolio of Investments - March 31, 2002
ING Government Fund
--------------------------------------------------------------------------------

                                                  Principal          Market
                                                    Amount            Value
                                                -------------    ---------------
LONG-TERM BONDS AND NOTES (93.3%)
U.S. Government Agency Mortgage-Backed
 Securities (46.0%)
Federal Home Loan Bank, 3.63%, 10/15/04 ....      $ 1,000,000      $    985,809
Federal Home Loan Mortgage Corp.,
 5.13%, 10/15/08 ...........................        1,000,000           970,581
Federal Home Loan Mortgage Corp.,
 6.00%, 12/15/05 ...........................        3,000,000         3,113,574
Federal Home Loan Mortgage Corp.,
 9.50%, 02/01/17 ...........................          177,943           196,526
Federal Home Loan Mortgage Corp.,
 9.50%, 07/01/20 ...........................           68,026            74,966
Federal Home Loan Mortgage Corp.,
 10.50%, 07/01/20 ..........................          110,812           123,191
Federal Home Loan Mortgage Corp.,
 11.50%, 02/01/16 ..........................           74,525            83,603
Federal Home Loan Mortgage Corp.,
 9.50%, 12/01/22 ...........................           85,722            94,772
Federal National Mortgage Assoc.,
 3.50%, 09/15/04 ...........................        2,000,000         1,967,518
Federal National Mortgage Assoc.,
 4.50%, 07/25/03 ...........................        2,000,000         2,014,930
Federal National Mortgage Assoc.,
 5.13%, 02/13/04 ...........................        2,500,000         2,558,757
Federal National Mortgage Assoc.,
 6.50%, 04/15/29 # .........................        1,900,000         1,890,500
Federal National Mortgage Assoc.,
 7.00%, 07/15/05 ...........................        1,000,000         1,069,563
Federal National Mortgage Assoc.,
 7.00%, 04/25/30 # .........................          720,000           733,500
Federal National Mortgage Assoc.,
 7.13%, 02/15/05 ...........................        2,000,000         2,140,352
Federal National Mortgage Assoc.,
 10.00%, 06/01/20 ..........................          126,276           139,782
Federal National Mortgage Assoc.,
 10.00%, 10/01/20 ..........................          142,362           157,457
Federal National Mortgage Assoc.,
 10.50%, 04/01/19 ..........................           44,048            48,085
Government National Mortgage Assoc.,
 7.00%, 12/15/23 ...........................          225,619           231,753
Government National Mortgage Assoc.,
 7.00%, 04/15/26 ...........................          504,171           515,824
Government National Mortgage Assoc.,
 9.00%, 05/15/16 ...........................          207,317           228,132
Government National Mortgage Assoc.,
 9.00%, 07/15/16 ...........................          236,554           260,305
Government National Mortgage Assoc.,
 9.50%, 11/15/21 ...........................           64,699            71,719
Government National Mortgage Assoc.,
 9.50%, 09/20/19 ...........................           57,140            63,063
                                                                   ------------
                                                                     19,734,262
                                                                   ------------
U.S. Government and Agency Obligations (2.6%)
Private Export Funding Corp., 5.48%,
 09/15/03...................................          150,000           152,046
Small Business Administration 91-20K,
 8.25%, 11/01/11 ...........................          399,778           430,768
Small Business Administration 92-20K,
 7.55%, 11/01/12 ...........................      $   481,295      $    511,600
                                                                   ------------
                                                                      1,094,414
                                                                   ------------

U.S. Treasury Obligations (41.2%)
U.S. Treasury Inflation Index,
 3.63%, 07/15/02 * .........................        2,210,960         2,247,924
U.S. Treasury Inflation Index,
 4.25%, 01/15/10 ...........................        1,052,320         1,120,063
U.S. Treasury Inflation Index,
 3.63%, 04/15/28 ...........................        1,094,650         1,114,662
U.S. Treasury Note, 4.63%, 05/15/06 ........        1,000,000           996,133
U.S. Treasury Note, 5.75%, 11/15/05 ........        1,500,000         1,559,004
U.S. Treasury Note, 6.63%, 05/15/07 ........        5,250,000         5,634,316
U.S. Treasury Note, 9.88%, 11/15/15 ........        1,750,000         2,401,739
U.S. Treasury Note, 10.75%, 08/15/05 .......        1,500,000         1,790,976
U.S. Treasury Strip, Zero Coupon,
 08/15/05 * ................................          930,000           796,778
                                                                   ------------
                                                                     17,661,595
                                                                   ------------
Corporate Notes (3.5%)
International Finance Corp., 5.25%,
 05/02/06...................................        1,500,000         1,504,186
                                                                   ------------
Total Long-term Bonds and Notes
 (Cost $40,167,198)                                                  39,994,457
                                                                   ------------
SHORT-TERM INVESTMENTS (11.6%)

Federal Home Loan Mortgage Corp.,
 1.70%, 04/01/02 ...........................        4,871,000         4,871,000
U.S. Treasury Bill, 2.15%, 04/04/02 ........          100,000            99,986
                                                                   ------------
Total Short-Term Investments (Cost $4,970,986)                        4,970,986
                                                                   ------------
Total Investments (Cost $45,138,184)(a)                              44,965,443

Other Assets Less Liabilities                                        (2,095,625)
                                                                   ------------
Total Net Assets                                                   $ 42,869,818
                                                                   ------------

Notes to Portfolio of Investments

(a) The cost of investments for federal income tax purposes amounts to $45,155,527. Unrealized gains and losses, based on identified tax cost at March 31, 2002, are as follows:

Unrealized gains...............................                    $    246,210

Unrealized losses..............................                        (436,294)
                                                                   ------------
 Net unrealized loss...........................                    $   (190,084)
                                                                   ============

# When-issued or delayed delivery security. The cost of these securities is $2,648,356.

* Segregated securities for purchases of delayed delivery or when-issued securities held at March 31, 2002.

(Psi) Variable rate notes have interest rates determined and reset by the issuer daily, weekly, monthly or quarterly depending upon the terms of the security. Interest rates presented for these securities are those in effect at March 31, 2002.

Category percentages are based on net assets.

14 See Notes to Financial Statements.

Fixed Income Funds
Portfolio of Investments - March 31, 2002
Money Market
--------------------------------------------------------------------------------

                                                Principal
                                                  Amount              Value
                                              ------------        ------------
ASSET-BACKED SECURITIES (64.8%)

Americredit Auto Receivables Trust,
 3.50%, 09/12/02 ...........................  $  6,295,506        $  6,295,506
CarMax Auto Owner Trust, 2.00%,
 11/15/02 ..................................     8,276,766           8,276,766
Chase Manhattan Auto, 1.94%, 03/17/03 ......    10,000,000          10,000,000
Chevy Chase Auto Receivables Trust,
 2.04%, 12/16/02 ...........................     5,854,418           5,854,418
Chevy Chase Auto Receivables Trust,
 2.77%, 09/16/02 ...........................       973,587             973,587
CIT Equipment Collateral Owner Trust,
 3.48%, 09/20/02 ...........................     1,623,953           1,623,953
CNH Equipment Trust, 2.11%, 12/16/02 .......     8,562,769           8,562,769
Dakota Certificates - Standard Credit
 Card Master Trust, 1.90%, 04/01/02 ++ .....    11,000,000          10,999,419
Dakota Certificates - Standard Credit
 Card Master Trust, 1.90%, 04/02/02 ++ .....     5,338,000           5,338,000
DVI Receivables, 2.22%, 11/11/02 ...........    10,303,683          10,303,683
Ford Credit Auto Owner Trust,
 1.82%, 10/15/02 ...........................     6,608,123           6,608,123
Ford Credit Auto Owner Trust,
 2.01%, 03/17/03 ...........................    14,000,000          14,000,000
Franklin Auto Trust, 2.10%, 12/20/02 .......     4,795,855           4,795,855
Great America Leasing Receivables,
 2.26%, 02/15/03 (Psi) .....................    10,698,228          10,698,228
Holmes Financing Plc, 1.91%, 10/15/02
 (Psi) .....................................     9,485,000           9,485,000
Honda Auto Receivables Owner Trust,
 1.82%, 02/15/03 ...........................    15,193,534          15,193,534
Hyundai Auto Receivables Trust,
 3.53%, 08/15/02 ++ ........................     1,556,626           1,556,627
Jefferson Smurfit Finance Co.,
 1.90%, 04/04/02 ...........................     5,000,000           4,999,208
Jefferson Smurfit Finance Co.,
 1.87%, 04/16/02 ...........................    12,000,000          11,990,650
Jefferson Smurfit Finance Co.,
 1.90%, 04/24/02 ...........................     3,000,000           2,996,358
John Deere Owner Trust, 2.19%,
 11/15/02...................................     3,825,243           3,825,243
Long Lane Master Trust IV,
 1.93%, 04/30/02 ++ ........................     9,500,000           9,485,230
MMCA Auto Owner Trust, 2.01%, 03/17/03 .....     7,000,000           7,000,000
MMCA Auto Owner Trust, 2.47%, 10/15/02 .....     6,094,416           6,094,416
MMCA Auto Owner Trust, 3.90%, 07/15/02 .....     2,166,137           2,166,137
National City Auto Receivables Trust,
 2.04%, 03/15/03 ...........................    13,000,000          13,000,000
Navistar Financial Corp. Owner Trust,
 2.44%, 11/15/02 ...........................     1,457,330           1,457,330
Nissan Auto Lease Trust, 2.00%,
 11/15/02 ++ ...............................     3,896,694           3,896,694
Nissan Auto Receivables Owner Trust,
 1.84%, 02/10/03 ...........................     3,859,424           3,859,425
Onyx Acceptance Owner Trust,
 1.85%, 02/15/03 ...........................    11,346,366          11,346,366
Racers Trust, 1.93%, 05/30/02 ++ (Psi) .....    20,000,000          20,000,000
Sheffield Receivables Corp.,
 1.87%, 04/02/02 ++ ........................    15,000,000          14,999,221
Syndicated Loan Funding Trust,
 2.00%, 04/12/02 ++ (Psi) ..................     7,000,000           7,000,000
UACSC Owner Trust, 1.88%, 04/04/03 .........    12,000,000          12,000,000
USAA Auto Owner Trust, 1.98%, 12/16/02 .....     9,118,233           9,118,233
                                                                  ------------
Total Asset-Backed Securities                                      275,799,979
                                                                  ------------
CERTIFICATES OF DEPOSIT - FOREIGN (2.1%)

Svenska Handelsbanken, Inc.,
 4.22%, 05/17/02 ...........................     9,000,000           9,001,530
                                                                  ------------
Total Certificates of Deposit - Foreign                              9,001,530
                                                                  ------------
COMMERCIAL PAPER - DOMESTIC (19.8%)

American Express Credit Corp.,
 2.23%, 04/16/02 ...........................    11,000,000          10,989,779
Duke Capital Corp., 2.25%, 7/31/02 ++ ......     7,000,000           6,947,063
Duke Capital Corp., 2.08%, 06/25/02 ++ .....     7,000,000           6,965,622
General Electric Capital Corp.,
 2.13%, 09/09/02 ...........................     5,000,000           4,952,371
Lehman Brothers Holdings Inc.,
 1.91%, 06/14/02 ...........................     9,000,000           8,964,665
Torchmark Corp., 1.95%, 04/16/02 ...........     5,400,000           5,395,613
Torchmark Corp., 1.97%, 04/12/02 ...........     5,510,000           5,506,683
Torchmark Corp., 2.10%, 04/03/02 ...........     5,000,000           4,999,417
UBS Finance, Inc., 1.87%, 06/13/02 .........     3,650,000           3,636,159
Variable Funding Capital Corp.,
 1.86%, 04/12/02 ++ (Psi) ..................    12,000,000          12,000,000
Verizon Global Funding, 1.88%,
 03/18/03 ++ (Psi) .........................    14,000,000          13,997,307
                                                                  ------------
Total Commercial Paper - Domestic                                   84,354,679
                                                                  ------------
COMMERCIAL PAPER - FOREIGN (1.0%)

Svenska Handelsbanken, Inc.,
 2.23%, 09/23/02 ...........................     4,465,000           4,416,598
                                                                  ------------
Total Commercial Paper - Foreign                                     4,416,598
                                                                  ------------
CORPORATE NOTES (1.9%)

General Electric Capital Corp.,
 8.70%, 02/15/03 ...........................     2,520,000           2,655,885
International Lease Finance Co.,
 5.90%, 04/15/02 ...........................     5,200,000           5,203,167
                                                                  ------------
Total Corporate Notes                                                7,859,052
                                                                  ------------
MEDIUM-TERM NOTES - DOMESTIC (7.0%)

American Express Credit Corp.,
 1.85%, 02/14/03 (Psi) .....................     7,000,000           6,998,130
Countrywide Home Loans, 2.01%,
 08/06/02 (Psi).............................     8,000,000           7,999,012
Fleet Boston Financial Corp.,
 2.00%, 05/01/02 (Psi) .....................    10,000,000          10,001,774
General Electric Capital Corp.,
 5.50%, 04/15/02 ...........................     3,000,000           3,000,945
Lehman Brothers Holdings Inc.,
 2.78%, 04/02/02 (Psi) .....................     2,000,000           2,000,051
                                                                  ------------
Total Medium-Term Notes - Domestic                                  29,999,912
                                                                  ------------

                                       See Notes to Portfolio of Investments. 15

Fixed Income Funds
Portfolio of Investments - March 31, 2002
Money Market (continued)
--------------------------------------------------------------------------------

                                         Principal
                                           Amount              Value
                                       --------------     ---------------
U.S. TREASURY OBLIGATIONS (3.3%)
U.S. Treasury Inflation Index,
 3.63%, 07/15/02 .....................  $ 13,818,500        $ 13,953,701
Total U.s. Treasury Obligations                               13,953,701
                                                           ---------------
Total Investments (Cost $425,385,451)(A)                     425,385,451
Other Assets Less Liabilities                                    569,414
                                                           ---------------
Total Net Assets                                            $425,954,865
                                                           ===============

Notes to Portfolio of Investments

(a) The cost of investments for federal income tax purposes is identical. There were no unrealized gains and losses at March 31, 2002.

++ Securities that may be resold to "qualified institutional buyers" under Rule
   144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors.
* Variable rate notes have interest rates determined and reset by the issuer daily, weekly, monthly or quarterly depending upon the terms of the security. Interest rates presented for these securities are those in effect at March 31, 2002.

Category percentages are based on net assets.

Portfolio breakdown by Industry Sector as a percent of Total
Investments:

Auto Finance....................................  22.4%

Banks...........................................   9.2%

Collateralized Debt Obligations.................   8.6%

Electric Utility................................   3.3%

Finance - Brokers...............................   2.6%

Finance - Commercial............................   5.7%

Finance - Credit Cards..........................   8.0%

Finance - Equipment.............................   2.9%

Finance - Leasing...............................   2.1%

Finance - Misc..................................   2.5%

Finance Guarantors..............................  10.1%

Government Issuers..............................   3.3%

Insurance.......................................   3.7%

Mortgage and Trade Receivables..................  12.3%

Telecommunications..............................   3.3%
                                                 -----
Total........................................... 100.0%
                                                 =====

16   See Notes to Financial Statements.

Fixed Income Funds
Statements of Assets and Liabilities
March 31, 2002
--------------------------------------------------------------------------------

                                                       Bond          ING Government Fund      Money Market
                                                 ----------------    -------------------    ----------------
Assets:
Investments, at value .......................    $    118,830,015     $     44,965,443      $    425,385,451
Cash ........................................                 854                  549                   446
Receivable for:
 Dividends and interest .....................             786,159              587,514               933,654
 Investments sold ...........................             966,504                    -                22,056
 Fund shares sold ...........................             223,023               57,165               308,439
 Variation margin ...........................               5,438                    -                     -
 Swap contracts .............................              33,052                    -                     -
 Reimbursement from Investment Adviser ......               6,611                6,631                     -
Prepaid expenses ............................                 393                  200                 2,083
                                                 ----------------     ----------------      ----------------
       Total Assets .........................         120,852,049           45,617,502           426,652,129
                                                 ----------------     ----------------      ----------------
Liabilities:
Payable for:
 Dividends to shareholders ..................              16,324                1,036                10,257
 Investments purchased ......................          28,707,646            2,653,212                     -
 Fund shares redeemed .......................              53,596               57,238               420,301
 Investment advisory fees ...................              39,114               18,397               144,914
 Administrative service fees ................               7,823                3,679                36,229
 Distribution and shareholder service fees ..              13,265                6,057                 1,603
Other liabilities ...........................              18,367                8,065                83,960
                                                 ----------------     ----------------      ----------------
       Total liabilities ....................          28,856,135            2,747,684               697,264
                                                 ----------------     ----------------      ----------------
    NET ASSETS ..............................    $     91,995,914     $     42,869,818      $    425,954,865
                                                 ================     ================      ================
Net assets represented by:
Paid-in capital .............................    $     93,127,614     $     43,104,570      $    427,016,365
Net unrealized loss on investments ..........          (1,353,289)            (172,186)                    -
Undistributed net investment income .........              28,756               35,649                62,608
Accumulated net realized gain (loss) on
 investments ................................             192,833              (98,215)           (1,124,108)
                                                 ----------------     ----------------      ----------------
    NET ASSETS ..............................    $     91,995,914     $     42,869,818      $    425,954,865
                                                 ================     ================      ================

Cost of investments .........................    $    120,217,368     $     45,138,184      $    425,385,451

                                         See Notes to Financial Statements.   17

Fixed Income Funds
Statements of Assets and Liabilities (continued)
March 31, 2002
--------------------------------------------------------------------------------

                                                                   Bond          ING Government Fund      Money Market
                                                             ----------------    -------------------    ----------------
Capital Shares, $.001 par value:
Class I:
   Outstanding ...........................................        3,441,335            1,748,525           208,644,329
   Net Assets ............................................    $  34,898,791        $  17,724,486         $ 208,062,658
   Net Asset Value, offering and redemption
     price per share (net assets divided by
     shares outstanding) .................................    $       10.14        $       10.14         $        1.00
Class A:
   Outstanding ...........................................        5,366,301            2,384,456           205,599,730
   Net Assets ............................................    $  54,391,900        $  24,148,331         $ 205,146,693
   Net Asset Value and redemption price per share
     (net assets divided by shares outstanding) ..........    $       10.14        $       10.13         $        1.00
   Offering Price (net asset value divided by
     1 minus maximum sales load) .........................    $       10.65        $       10.64         $        1.00
Class B:
   Outstanding ...........................................           97,287               47,915             1,881,004
   Net Assets ............................................    $     984,573        $     485,540         $   1,879,873
   Net Asset Value, offering and redemption
     price per share (net assets divided by
     shares outstanding) .................................    $       10.12        $       10.13         $        1.00
Class C:
   Outstanding ...........................................           87,602               50,517            10,891,301
   Net Assets ............................................    $     886,071        $     511,461         $  10,865,641
   Net Asset Value, offering and redemption
     price per share (net assets divided by
     shares outstanding) .................................    $       10.11        $       10.12         $        1.00
Class O:
   Outstanding ...........................................           82,302                    -                     -
   Net Assets ............................................    $     834,579        $           -         $           -
   Net Asset Value, offering and redemption
     price per share (net assets divided by
     shares outstanding) .................................    $       10.14        $           -         $           -

18   See Notes to Financial Statements.

Fixed Income Funds
Statements of Operations
--------------------------------------------------------------------------------

                                                                                                  Bond
                                                                                    ---------------------------------
                                                                                      Five-Month
                                                                                     Period Ended        Year Ended
                                                                                    March 31, 2002*   October 31, 2001
                                                                                    ---------------   ----------------
Investment Income:
Dividends ......................................................................     $          --        $   26,000
Interest .......................................................................         1,647,893         4,154,690
                                                                                     -------------        ----------
     Total investment income ...................................................         1,647,893         4,180,690
                                                                                     -------------        ----------
Investment Expenses:
Investment advisory fees .......................................................           184,554           358,209
Administrative services fees ...................................................            36,911            71,642
Distribution plan fees - Class A ...............................................            52,075            84,115
Distribution plan fees - Class B ...............................................             2,732             4,082
Distribution plan fees - Class C ...............................................             2,802             5,775
Shareholder services fees - Class B ............................................               911             1,361
Shareholder services fees - Class C ............................................               934             1,925
Shareholder services fees - Class O ............................................               386                 8
Printing and postage fees ......................................................            14,561            11,997
Custody fees ...................................................................             8,356            23,129
Transfer agent fees ............................................................            36,495            41,731
Audit and tax fees .............................................................            10,122            22,191
Directors' fees ................................................................             1,858             1,941
Registration fees ..............................................................            13,973            52,289
Miscellaneous expenses .........................................................             2,301             3,332
                                                                                     -------------        ----------
Expenses before reimbursement and waiver from Investment Adviser ...............           368,971           683,727
Expense reimbursement and waiver from Investment Adviser .......................           (32,489)          (49,899)
                                                                                     -------------        ----------
     Net investment expenses ...................................................           336,482           633,828
                                                                                     -------------        ----------
Net investment income ..........................................................         1,311,411         3,546,862
                                                                                     -------------        ----------
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
 Investments ...................................................................            45,407         3,365,849
 Futures and swap contracts ....................................................           (43,276)          (43,625)
 Foreign currency related transactions .........................................             3,398           193,057
                                                                                     -------------        ----------
     Net realized gain on investments ..........................................             5,529         3,515,281
                                                                                     -------------        ----------
Net change in unrealized gain or loss on:
 Investments ...................................................................        (3,283,792)        2,135,700
 Futures and swap contracts ....................................................           241,257          (199,837)
 Foreign currency related transactions .........................................              (274)            4,048
                                                                                     -------------        ----------
     Net change in unrealized gain or loss on investments ......................        (3,042,809)        1,939,911
                                                                                     -------------        ----------
Net realized and change in unrealized gain or loss on investments ..............        (3,037,280)        5,455,192
                                                                                     -------------        ----------
Net increase (decrease) in net assets resulting from operations ................     $  (1,725,869)       $9,002,054
                                                                                     =============        ==========

* The Fund changed its fiscal year-end from October 31 to March 31.

                                           See Notes to Financial Statements. 19

Fixed Income Funds
Statements of Operations (continued)
--------------------------------------------------------------------------------

                                                                                     ING Government Fund
                                                                              ---------------------------------
                                                                                Five-Month
                                                                               Period Ended        Year Ended
                                                                              March 31, 2002*   October 31, 2001
                                                                              ---------------   ----------------
Investment Income:
Interest ..................................................................    $     744,505        $1,863,259
                                                                               -------------        ----------
     Total investment income ..............................................          744,505         1,863,259
                                                                               -------------        ----------
Investment Expenses:
Investment advisory fees ..................................................           92,382           169,511
Administrative services fees ..............................................           18,476            33,902
Distribution plan fees - Class A ..........................................           26,117            44,990
Distribution plan fees - Class B ..........................................            1,598             1,359
Distribution plan fees - Class C ..........................................            1,845             4,192
Shareholder services fees - Class B .......................................              533               453
Shareholder services fees - Class C .......................................              615             1,397
Printing and postage fees .................................................            4,834             6,860
Custody fees ..............................................................            1,987             8,068
Transfer agent fees .......................................................           18,144            30,908
Audit and tax fees ........................................................            9,708            21,473
Directors' fees ...........................................................              969               857
Registration fees .........................................................           15,282            48,991
Miscellaneous expenses ....................................................              838               572
                                                                               -------------        ----------
Expenses before reimbursement and waiver from Investment Adviser ..........          193,328           373,533
Expense reimbursement and waiver from Investment Adviser ..................          (33,311)          (84,134)
                                                                               -------------        ----------
     Net investment expenses ..............................................          160,017           289,399
                                                                               -------------        ----------
Net investment income .....................................................          584,488         1,573,860
                                                                               -------------        ----------
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
 Investments ..............................................................          (60,658)          930,360
 Futures contracts ........................................................          (29,053)           25,836
 Foreign currency related transactions ....................................           (1,175)               --
                                                                               -------------        ----------
     Net realized gain (loss) on investments...............................          (90,886)          956,196
                                                                               -------------        ----------
Net change in unrealized gain or loss on:
 Investments ..............................................................       (1,684,008)        1,412,085
 Futures contracts ........................................................               --             8,540
 Foreign currency related transactions ....................................              555                --
                                                                               -------------        ----------
     Net change in unrealized gain or loss on investments .................       (1,683,453)        1,420,625
                                                                               -------------        ----------
Net realized and change in unrealized gain or loss on investments .........       (1,774,339)        2,376,821
                                                                               -------------        ----------
Net increase (decrease) in net assets resulting from operations ...........    $  (1,189,851)       $3,950,681
                                                                               =============        ==========

* The Fund changed its fiscal year-end from October 31 to March 31.

20 See Notes to Financial Statements.

                                                                                          Money Market
                                                                                 ---------------------------------
                                                                                    Five-Month
                                                                                   Period Ended     Year Ended
                                                                                  March 31, 2002* October 31, 2001
                                                                                 ---------------- ----------------
Investment Income:
Interest ....................................................................... $  4,328,795      $  23,729,977
                                                                                 ------------      -------------
     Total investment income ...................................................    4,328,795         23,729,977
                                                                                 ------------      -------------
Investment Expenses:
Investment advisory fees .......................................................      728,213          1,845,335
Administrative services fees ...................................................      182,053            461,334
Distribution plan fees - Class B ...............................................        4,933              7,192
Shareholder services fees - Class B ............................................        1,644              2,397
Printing and postage fees ......................................................       50,284             50,648
Custody fees ...................................................................        4,048             14,103
Transfer agent fees ............................................................      255,510            434,446
Audit and tax fees .............................................................        8,480             18,625
Directors' fees ................................................................        8,877             13,826
Registration fees ..............................................................       37,060             95,705
Miscellaneous expenses .........................................................        5,937              9,099
                                                                                 ------------      -------------
     Total investment expenses .................................................    1,287,039          2,952,710
                                                                                 ------------      -------------
Net investment income ..........................................................    3,041,756         20,777,267
                                                                                 ------------      -------------
Net Realized Gain (Loss):
Net realized gain (loss) on:
   Investments .................................................................      186,447         (1,289,244)
                                                                                 ------------      -------------
     Net realized gain (loss) on investments ...................................      186,447         (1,289,244)
                                                                                 ------------      -------------
Net increase in net assets resulting from operations ........................... $  3,228,203      $  19,488,023
                                                                                 ============      =============


* The Fund changed its fiscal year-end from October 31 to March 31.

                                           See Notes to Financial Statements. 21

Fixed Income Funds
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                        Bond
                                                                                ----------------------------------------------------
                                                                                  Five-Month
                                                                                 Period Ended       Year Ended         Year Ended
                                                                                March 31, 2002*  October 31, 2001   October 31, 2000
                                                                                ---------------  ----------------   ----------------
From Operations:
Net investment income .....................................................       $  1,311,411     $  3,546,862        $ 2,845,527
Net realized gain (loss) on investments ...................................              5,529        3,515,281           (428,046)
Net change in unrealized gain or loss on investments ......................         (3,042,809)       1,939,911           (142,184)
                                                                                  ------------     ------------        -----------
    Net increase (decrease) in net assets resulting from operations .......         (1,725,869)       9,002,054          2,275,297
                                                                                  ------------     ------------        -----------
Distributions to Shareholders:
Class I:
 From net investment income ...............................................           (703,501)      (1,943,303)        (1,684,227)
 From net realized gains ..................................................           (788,332)              --                 --
Class A:
 From net investment income ...............................................           (906,827)      (1,675,049)          (767,862)
 From net realized gains ..................................................         (1,036,473)              --                 --
Class B:
 From net investment income ...............................................            (13,700)         (22,987)            (9,281)
 From net realized gains ..................................................            (18,876)              --                 --
Class C:
 From net investment income ...............................................            (13,389)         (33,660)           (26,235)
 From net realized gains ..................................................            (19,009)              --                 --
Class O:
 From net investment income ...............................................             (7,969)            (134)                --
 From net realized gains ..................................................             (6,626)              --                 --
                                                                                  ------------     ------------        -----------
 Decrease in net assets from distributions to shareholders ................         (3,514,702)      (3,675,133)        (2,487,605)
                                                                                  ------------     ------------        -----------
From Fund Share Transactions:
Class I:
 Proceeds from shares sold ................................................          4,886,442       23,498,171          5,423,027
 Net asset value of shares issued upon reinvestment of distributions ......          1,398,346        1,789,807          1,525,481
 Payments for shares redeemed .............................................         (7,936,636)     (20,305,057)        (9,995,317)
Class A:
 Proceeds from shares sold ................................................         30,080,539       73,591,861         15,786,617
 Net asset value of shares issued upon reinvestment of distributions ......          1,910,649        1,596,610            726,412
 Payments for shares redeemed .............................................        (23,596,511)     (48,548,201)        (8,691,299)
Class B:
 Proceeds from shares sold ................................................            229,521          614,409            256,981
 Net asset value of shares issued upon reinvestment of distributions ......             23,359           16,270              5,240
 Payments for shares redeemed .............................................            (22,655)        (207,675)          (112,368)
Class C:
 Proceeds from shares sold ................................................             75,686          521,131          1,408,642
 Net asset value of shares issued upon reinvestment of distributions ......             26,615           26,504             17,262
 Payments for shares redeemed .............................................            (71,131)        (294,995)        (1,864,715)
Class O:
 Proceeds from shares sold ................................................            976,043           16,827                 --
 Net asset value of shares issued upon reinvestment of distributions ......             14,114              124                 --
 Payments for shares redeemed .............................................           (151,565)            (201)                --
                                                                                  ------------     ------------        -----------
 Net increase in net assets from fund share transactions ..................          7,842,816       32,315,585          4,485,963
                                                                                  ------------     ------------        -----------
Net change in net assets ..................................................          2,602,245       37,642,506          4,273,655

22  See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                                                                        Bond
                                                                                ----------------------------------------------------
                                                                                  Five-Month
                                                                                 Period Ended       Year Ended         Year Ended
                                                                                March 31, 2002*  October 31, 2001   October 31, 2000
                                                                                ---------------  ----------------   ----------------
Net Assets:
Beginning of period..........................................................     $ 89,393,669     $ 51,751,163         $47,477,508
                                                                                  ------------     ------------         -----------
End of period................................................................     $ 91,995,914     $ 89,393,669         $51,751,163
                                                                                  ============     ============         ===========
End of period net assets includes undistributed net investment income .......     $     28,756     $    314,993         $   133,393
                                                                                  ============     ============         ===========
Share Transactions:
Class I:
   Number of shares sold ....................................................          467,961        2,263,603            548,816
   Number of shares issued upon reinvestment of distributions ...............          135,496          172,582            155,038
   Number of shares redeemed ................................................         (761,544)      (1,959,024)        (1,014,897)
                                                                                  ------------     ------------        -----------
 Net increase (decrease) ....................................................         (158,087)         477,161           (311,043)
                                                                                  ============     ============        ===========
Class A:
   Number of shares sold ....................................................        2,909,899        7,117,244          1,601,442
   Number of shares issued upon reinvestment of distributions ...............          185,337          153,601             73,813
   Number of shares redeemed ................................................       (2,282,291)      (4,713,207)          (878,469)
                                                                                  ------------     ------------        -----------
 Net increase ...............................................................          812,945        2,557,638            796,786
                                                                                  ============     ============        ===========
Class B:
   Number of shares sold ....................................................           22,184           59,060             26,143
   Number of shares issued upon reinvestment of distributions ...............            2,268            1,566                533
   Number of shares redeemed ................................................           (2,192)         (20,351)           (11,488)
                                                                                  ------------     ------------        -----------
 Net increase ...............................................................           22,260           40,275             15,188
                                                                                  ============     ============        ===========
Class C:
   Number of shares sold ....................................................            7,179           49,987            143,274
   Number of shares issued upon reinvestment of distributions ...............            2,587            2,560              1,757
   Number of shares redeemed ................................................           (6,809)         (28,265)          (190,160)
                                                                                  ------------     ------------        -----------
 Net increase (decrease) ....................................................            2,957           24,282            (45,129)
                                                                                  ============     ============        ===========
Class O:
   Number of shares sold ....................................................           94,047            1,594                 --
   Number of shares issued upon reinvestment of distributions ...............            1,373               12                 --
   Number of shares redeemed ................................................          (14,705)             (19)                --
                                                                                  ------------     ------------        -----------
 Net increase ...............................................................           80,715            1,587                 --
                                                                                  ============     ============        ===========

                                         See Notes to Financial Statements.   23

Fixed Income Funds
Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

                                                                                                ING Government Fund
                                                                                ---------------------------------------------------
                                                                                  Five-Month
                                                                                 Period Ended       Year Ended         Year Ended
                                                                                March 31, 2002*  October 31, 2001   October 31, 2000
                                                                                ---------------  ----------------   ----------------
From Operations:
Net investment income ........................................................  $       584,488  $      1,573,860  $      1,167,521
Net realized gain (loss) on investments.......................................          (90,886)          956,196          (134,807)
Net change in unrealized gain or loss on investments..........................       (1,683,453)        1,420,625           347,117
                                                                                ---------------  ----------------  ----------------
   Net increase (decrease) in net assets resulting from operations............       (1,189,851)        3,950,681         1,379,831
                                                                                ---------------  ----------------  ----------------
Distributions to Shareholders:
Class I:
  From net investment income..................................................         (286,971)         (675,238)         (618,911)
  From net realized gains ....................................................         (243,740)               --                --
Class A:
  From net investment income..................................................         (378,822)         (761,710)         (538,903)
  From net realized gains ....................................................         (355,062)               --                --
Class B:
  From net investment income..................................................           (6,172)           (6,142)           (6,367)
  From net realized gains ....................................................           (7,037)               --                --
Class C:
  From net investment income..................................................           (6,519)          (19,610)           (5,735)
  From net realized gains ....................................................           (7,647)               --                --
                                                                                ---------------  ----------------  ----------------
 Decrease in net assets from distributions to shareholders....................       (1,291,970)       (1,462,700)       (1,169,916)
                                                                                ---------------  ----------------  ----------------
From Fund Share Transactions:
Class I:
  Proceeds from shares sold...................................................        1,580,602        11,953,570         4,871,446
  Net asset value of shares issued upon reinvestment of distributions.........          286,350           672,282           614,571
  Payments for shares redeemed................................................       (2,584,935)       (5,309,302)       (4,390,868)
Class A:
  Proceeds from shares sold...................................................       14,826,396        47,869,035        16,940,547
  Net asset value of shares issued upon reinvestment of distributions.........          713,881           739,662           531,302
  Payments for shares redeemed................................................      (14,699,389)      (36,643,023)      (12,157,015)
Class B:
  Proceeds from shares sold...................................................          107,136           421,433            78,960
  Net asset value of shares issued upon reinvestment of distributions.........           12,298             5,767             2,915
  Payments for shares redeemed................................................         (117,556)              (10)         (167,822)
Class C:
  Proceeds from shares sold...................................................           36,539         2,223,083            42,444
  Net asset value of shares issued upon reinvestment of distributions.........            9,982            12,734             3,338
  Payments for shares redeemed................................................         (206,750)       (1,676,316)          (41,728)
                                                                                ---------------  ----------------  ----------------
 Net increase (decrease) in net assets from fund share transactions...........          (35,446)       20,268,915         6,328,090
                                                                                ---------------  ----------------  ----------------
Net change in net assets .....................................................       (2,517,267)       22,756,896         6,538,005

24   See Notes to Financial Statements.

                                                                                                   Money Market
                                                                                ---------------------------------------------------
                                                                                  Five-Month
                                                                                 Period Ended       Year Ended        Year Ended
                                                                                March 31, 2002*  October 31, 2001  October 31, 2000
                                                                                ---------------  ----------------  ----------------
Net Assets:
Beginning of period...........................................................  $    45,387,085  $     22,630,189  $     16,092,184
                                                                                ---------------  ----------------  ----------------
End of period.................................................................  $    42,869,818  $     45,387,085  $     22,630,189
                                                                                ===============  ================  ================
End of period net assets includes undistributed net investment income.........  $        35,649  $        130,488  $         19,328
                                                                                ===============  ================  ================
Share Transactions:
Class I:
 Number of shares sold........................................................          128,900         1,160,089           500,004
 Number of shares issued upon reinvestment of distributions...................           51,597            65,165            62,626
 Number of shares redeemed....................................................         (249,248)         (516,647)         (449,006)
                                                                                ---------------  ----------------  ----------------
 Net increase (decrease)......................................................          (68,751)          708,607           113,624
                                                                                ===============  ================  ================
Class A:
 Number of shares sold........................................................        1,425,582         4,676,245         1,716,596
 Number of shares issued upon reinvestment of distributions...................           69,618            71,678            54,110
 Number of shares redeemed....................................................       (1,420,108)       (3,586,853)       (1,232,057)
                                                                                ---------------  ----------------  ----------------
 Net increase.................................................................           75,092         1,161,070           538,649
                                                                                ===============  ================  ================
Class B:
 Number of shares sold........................................................           10,265            40,500             8,034
 Number of shares issued upon reinvestment of distributions...................            1,199               553               297
 Number of shares redeemed....................................................          (11,399)               (1)          (16,970)
                                                                                ---------------  ----------------  ----------------
 Net increase (decrease)......................................................               65            41,052            (8,639)
                                                                                ===============  ================  ================
Class C:
 Number of shares sold........................................................            3,474           215,020             4,340
 Number of shares issued upon reinvestment of distributions...................              974             1,234               340
 Number of shares redeemed....................................................          (19,903)         (163,271)           (4,239)
                                                                                ---------------  ----------------  ----------------
 Net increase (decrease)......................................................          (15,455)           52,983               441
                                                                                ===============  ================  ================

* The Fund changed its fiscal year-end from October 31 to March 31.

                                         See Notes to Financial Statements.   25

Fixed Income Funds
Statements of Changes in Net Assets (continued)
------------------------------------------------------------------------

                                                                                                   Money Market
                                                                                ---------------------------------------------------
                                                                                  Five-Month
                                                                                 Period Ended       Year Ended        Year Ended
                                                                                March 31, 2002*  October 31, 2001  October 31, 2000
                                                                                ---------------  ----------------  ----------------
From Operations:
Net investment income ........................................................  $     3,041,756  $     20,777,267  $     26,214,156
Net realized gain (loss) on investments.......................................          186,447        (1,289,244)          (21,311)
                                                                                ---------------  ----------------  ----------------
   Net increase in net assets resulting from operations.......................        3,228,203        19,488,023        26,192,845
                                                                                ---------------  ----------------  ----------------
Distributions to Shareholders:
Class I:
  From net investment income..................................................       (1,565,002)      (10,983,585)      (14,947,032)
Class A:
  From net investment income..................................................       (1,438,284)       (9,140,796)      (10,781,081)
Class B:
  From net investment income..................................................           (4,167)          (30,048)           (7,815)
Class C:
  From net investment income..................................................          (80,340)         (514,193)         (478,228)
                                                                                ---------------  ----------------  ----------------
  Decrease in net assets from distributions to shareholders...................       (3,087,793)      (20,668,622)      (26,214,156)
                                                                                ---------------  ----------------  ----------------
From Fund Share Transactions:
Class I:
  Proceeds from shares sold...................................................       33,783,855       145,060,216       149,181,425
  Net asset value of shares issued upon reinvestment of distributions.........        1,521,801        10,531,080        14,291,758
  Payments for shares redeemed................................................      (66,846,893)     (161,191,804)     (202,281,370)
Class A:
  Proceeds from shares sold...................................................       91,141,258       321,620,216       525,344,636
  Net asset value of shares issued upon reinvestment of distributions.........        1,408,716         8,767,046        10,469,206
  Payments for shares redeemed................................................      (97,337,309)     (314,463,459)     (522,973,185)
Class B:
  Proceeds from shares sold...................................................        1,217,554         2,078,004           273,849
  Net asset value of shares issued upon reinvestment of distributions.........            3,807            26,986             6,651
  Payments for shares redeemed................................................         (540,211)       (1,064,337)         (269,084)
Class C:
  Proceeds from shares sold...................................................        2,516,068        12,940,925        12,119,509
  Net asset value of shares issued upon reinvestment of distributions.........           78,680           491,276           442,590
  Payments for shares redeemed................................................       (3,746,209)      (11,001,304)       (9,715,182)
                                                                                ---------------  ----------------  ----------------
 Net increase (decrease) in net assets from fund share transactions...........      (36,798,883)       13,794,845       (23,109,197)
                                                                                ---------------  ----------------  ----------------
Net change in net assets......................................................      (36,658,473)       12,614,246       (23,130,508)
Net Assets:
Beginning of period...........................................................      462,613,338       449,999,092       473,129,600
                                                                                ---------------  ----------------  ----------------
End of period.................................................................  $   425,954,865  $    462,613,338  $    449,999,092
                                                                                ===============  ================  ================
End of period net assets includes undistributed net investment income.........  $        62,608  $        108,645  $             --
                                                                                ===============  ================  ================

26   See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                                                                   Money Market
                                                                                ---------------------------------------------------
                                                                                  Five-Month
                                                                                 Period Ended       Year Ended        Year Ended
                                                                                March 31, 2002*  October 31, 2001  October 31, 2000
                                                                                ---------------  ----------------  ----------------
Share Transactions:
Class I:
  Number of shares sold.......................................................       33,783,856       145,060,215       149,181,424
  Number of shares issued upon reinvestment of distributions..................        1,521,801        10,531,080        14,291,758
  Number of shares redeemed...................................................      (66,846,892)     (161,191,804)     (202,281,370)
                                                                                ---------------  ----------------  ----------------
 Net decrease.................................................................      (31,541,235)       (5,600,509)      (38,808,188)
                                                                                ===============  ================  ================
Class A:
  Number of shares sold.......................................................       91,141,258       321,620,216       525,344,637
  Number of shares issued upon reinvestment of distributions..................        1,408,716         8,767,045        10,469,206
  Number of shares redeemed...................................................      (97,337,309)     (314,463,459)     (522,973,185)
                                                                                ---------------  ----------------  ----------------
 Net increase (decrease) .....................................................       (4,787,335)       15,923,802        12,840,658
                                                                                ===============  ================  ================
Class B:
  Number of shares sold.......................................................        1,217,553         2,078,004           273,850
  Number of shares issued upon reinvestment of distributions..................            3,807            26,986             6,651
  Number of shares redeemed...................................................         (540,211)       (1,064,337)         (269,084)
                                                                                ---------------  ----------------  ----------------
 Net increase.................................................................          681,149         1,040,653            11,417
                                                                                ===============  ================  ================
Class C:
  Number of shares sold.......................................................        2,516,068        12,940,926        12,119,508
  Number of shares issued upon reinvestment of distributions..................           78,680           491,276           442,590
  Number of shares redeemed...................................................       (3,746,210)      (11,001,304)       (9,715,182)
                                                                                ---------------  ----------------  ----------------
 Net increase (decrease)......................................................       (1,151,462)        2,430,898         2,846,916
                                                                                ===============  ================  ================

* The Fund changed its fiscal year-end from October 31 to March 31.

                                         See Notes to Financial Statements.   27

Fixed Income Funds
Notes to Financial Statements
March 31, 2002
--------------------------------------------------------------------------------

1. Organization

ING Series Fund, Inc. (Company) (formerly Aetna Series Fund, Inc.) is registered under the Investment Company Act of 1940 (the Act) as an open-end management investment company. It was incorporated under the laws of Maryland on June 17, 1991. The Articles of Incorporation permit the Company to offer separate funds, each of which has its own investment objective, policies and restrictions.

This report covers three funds, (each a Fund; collectively, the Funds), ING Bond Fund (Bond; formerly Aetna Bond Fund), ING Government Fund (formerly Aetna Government Fund), and ING Aeltus Money Market Fund (Money Market; formerly Aetna Money Market Fund).

ING Government Fund and Money Market are authorized to offer four classes of shares, Class I, Class A, Class B and Class C. Bond is authorized to offer five classes of shares, Class I, Class A, Class B, Class C and Class O. Class I is offered principally to institutions. Class O is offered to customers purchasing shares through ING Direct Securities, Inc., a subsidiary of ING Groep N.V.
(ING). Information regarding sales charges and fees pursuant to Rule 12b-1 of the Act are as follows:

   Class I:  No sales charges or distribution fees.

   Class A: Generally, subject to a front-end sales charge; distribution fees of 0.25% of average net assets of the class per year, except for Money Market.

   Class B: No front-end sales charge; contingent deferred sales charge (CDSC) applies if you sell your shares within six years of purchase; distribution fees of 0.75%; service fees of 0.25%; automatic conversion to Class A shares after eight years.

   Class C: No front-end sales charge; CDSC on redemptions made within 18 months of purchase; distribution fees of 0.75% (except for Money Market); service fees of 0.25% (except for Money Market).

   Class O: No front-end sales charge; no distribution fees; service fees of 0.25%.

Shares in each Class were first made available to the public on the following dates:

                              Class I            Class A           Class B          Class C             Class O
                              -------            -------           -------          -------             -------
Bond                     December 27, 1991    April 15, 1994    March 1, 1999    June 30, 1998      August 1, 2001
Ing Government Fund      December 22, 1993    April 15, 1994    March 1, 1999    June 30, 1998            N/A
Money Market             December 27, 1991    April 15, 1994    March 1, 1999    June 30, 1998            N/A

The following is each Fund's investment objective:

   Bond seeks to provide as high a level of total return as is consistent with reasonable risk, primarily through investment in a diversified portfolio of investment-grade corporate bonds, and debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

   ING Government Fund seeks to provide income consistent with the preservation of capital through investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

   Money Market seeks to provide high current return, consistent with the preservation of capital and liquidity, through investment in high-quality money market instruments.

--------------------------------------------------------------------------------

On January 1, 2002, the Company changed its principal underwriter from Aeltus Capital, Inc. (ACI) to ING Funds Distributor, Inc. On March 1, 2002, ING Investments, LLC (ING Investments) replaced Aeltus Investment Management, Inc. (Aeltus), as the investment adviser to the Funds. ING Investments has engaged Aeltus to serve as the subadviser to the Funds effective March 1, 2002. ING Funds Distributor, Inc., ING Investments and Aeltus are indirect wholly owned subsidiaries of ING Groep N.V. (ING). ING is a global financial institution active in the field of insurance, banking and asset management in more than 65 countries.

2. Summary of Significant Accounting Policies

The accompanying financial statements of the Funds have been prepared in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

A. Valuation of Investments

Fixed income securities maturing in more than sixty days for which market quotations are readily available are valued at the mean of the last bid and asked price. Short-term investments maturing sixty days or less are valued at amortized cost, which when combined with accrued interest, approximates market value. Fixed income investments for which market quotations are not considered to be readily available are valued using methods approved by the Board of Directors (Board).

Money Market, as permitted by Rule 2a-7 under the Act, carries all investments at amortized cost, which approximates market value.

The accounting records are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain or loss on investments.

B. Futures and Forward Foreign Currency Exchange Contracts

A futures contract is an agreement between two parties to buy and sell a specific amount of a commodity, security or financial instrument including an index of stocks at a set price on a future date. The Funds (except for Money Market) may invest in financial futures contracts as a hedge against their existing portfolio securities, to manage the risk of changes in interest rates, equity prices, currency exchange rates or in anticipation of future purchases and sales of portfolio securities.

Upon entering into a futures contract, the Funds are required to deposit with a broker an amount (initial margin) equal to a percentage of the purchase price indicated by the futures contract. Subsequent deposits (variation margin) are received or paid each day by the Funds equal to the daily fluctuations in the market value of the contract. These amounts are recorded by the Funds as unrealized gains or losses. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Generally, futures contracts held by the Funds are closed prior to expiration.

A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The Funds, where authorized, may use forward foreign currency exchange contracts to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated portfolio securities. Contracts are recorded at market value and marked-to-market daily. Money Market may not invest in forward foreign currency exchange contracts.

Fixed Income Funds
Notes to Financial Statements (continued)
March 31, 2002
--------------------------------------------------------------------------------

The risks associated with financial futures and forward foreign currency exchange contracts may arise from an imperfect correlation between the change in market value of the securities held by the Funds and the price of the contracts. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contracts.

Realized and unrealized gains or losses on financial futures and forward foreign currency exchange contracts are reflected in the accompanying financial statements. The amounts at risk under such futures and forward foreign currency exchange contracts may exceed the amounts reflected in the financial statements. The notional amounts (economic exposure) of these contracts are disclosed in the Portfolios of Investments and elsewhere in the Notes to Financial Statements. For federal income tax purposes, certain futures and forward foreign currency exchange contracts which remain open at the end of the fiscal year are marked-to-market and the resultant net gain or loss is reported to shareholders as federal taxable income.

C. Options Contracts

The Funds (except for Money Market) may purchase put and call options and may write (sell) put options and covered call options. The Funds may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure.

Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. The Funds will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements.

The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

D. Swap Contracts

Bond may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices. During the term of the swap, changes in the value of the swap are recognized by marking-to-market the value of the swap.

E. Illiquid and Restricted Securities

Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Bond and ING Government Fund may invest up to 15% and Money Market may invest up to 10% of its net assets in illiquid securities. Except for Money Market, illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board. The Funds will not pay the costs of

--------------------------------------------------------------------------------

disposition of restricted securities other than ordinary brokerage fees, if any.

F. Delayed Delivery Transactions

The Funds may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Funds' Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds are required to hold liquid assets as collateral with the Funds' custodian sufficient to cover the purchase price.

G. Dollar Roll Transactions

Each of the Funds may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories.

H. Federal Income Taxes

Each Fund intends to meet the requirements to be taxed as a regulated investment company for the current year. As such, each Fund is relieved of federal income taxes by distributing all of its net taxable investment income and capital gains, if any, in compliance with the applicable provisions of the Internal Revenue Code (Code). Furthermore, by declaring such distributions during the calendar year, each Fund will avoid federal excise taxes in accordance with the applicable provisions of the Code. Thus, the financial statements contain no provision for federal taxes.

I. Distributions

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, certain futures contracts and repurchases of certain securities sold at a loss. In addition, distributions of realized gains from sales of securities held one year or less are taxable to shareholders at ordinary income tax rates rather than preferred capital gain tax rates in accordance with the applicable provisions of the Code.

J. Line of Credit

Certain series of the Company (including Bond and ING Government Fund), certain portfolios of ING Variable Portfolios, Inc., ING Generation Portfolios, Inc., ING VP Balanced Portfolio, Inc., ING VP Growth and Income Portfolio, ING VP Bond Portfolio and certain series of ING GET Fund, collectively ING Mutual Funds, have entered into a revolving credit facility, of up to $200,000,000, with a syndicate of banks led by Citibank, N.A. The revolving credit facility requires the payment of an annual commitment fee of 0.09% based on the average daily unutilized amount of the credit facility. Each of the Funds will pay its pro rata share of both the agent fee and commitment fee. Generally, borrowings under the facility accrue interest at the Federal Funds Rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. No borrowings from the line of credit were outstanding as of March 31, 2002.

Fixed Income Funds
Notes to Financial Statements (continued)
March 31, 2002
--------------------------------------------------------------------------------

K. Other

Investment transactions are accounted for on the day following trade date, except same day settlements which are accounted for on the trade date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized, respectively, using an effective yield method over the life of the security. Dividend income and stock splits are recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on an identified cost basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable countries' tax rules and rates.

3. Investment Advisory, Shareholder Services and Distribution Fees

Each Fund pays ING Investments an investment advisory fee expressed as a percentage of each Fund's average daily net assets. As each Fund's net assets exceed predetermined thresholds, lower advisory fees apply. Below are the Funds' investment advisory fee ranges and the effective rates before waivers as of March 31, 2002:

                                               Fee       Effective
                                              Range         Rate
                                              -----      ---------
                     Bond                 0.50%-0.40%      0.50%
                     ING Government Fund  0.50%-0.40%      0.50%
                     Money Market         0.40%-0.30%      0.40%

ING entered into a subadvisory agreement with Aeltus effective March 1, 2002. Subject to such policies as the Board or ING may determine, Aeltus manages the Funds' assets in accordance with the Funds' investment objectives, policies, and limitations. The subadvisory agreement provides that ING will pay Aeltus a subadvisory fee at the following rates and paid the following amounts to each Fund for the period March 1, 2002 to March 31, 2002:

                                               Fee          Amount Paid
                                              Range          To Aeltus
                                              -----         -----------
                     Bond                 0.225%-0.180%       $17,602
                     ING Government Fund  0.225%-0.180%       $ 8,279
                     Money Market         0.180%-0.135%       $65,211

Currently, the Company and Aeltus have entered into an Administrative Services Agreement under which Aeltus acts as administrator and provides certain administrative and shareholder services and is responsible for the supervision of other service providers for each Fund. Each Fund pays Aeltus an administrative services fee at an annual rate of 0.10% of its average daily net assets. ING Funds Services, LLC (IFS) will become administrator to the Fixed Income Funds on April 1, 2002. Pursuant to the Administrative Services Agreement with the Company and IFS, each Fund will pay an administrative services fee at an annual rate of 0.08% of its average daily net assets to IFS beginning April 1, 2002.

ING Investments has entered into a Service Agreement with ING Life Insurance and Annuity Company (ILIAC), formerly known as Aetna Life Insurance and Annuity Company, under which ILIAC will provide various administrative and shareholder services to certain Class I shareholders of the Funds that purchased their shares through ILIAC. In exchange for these services, ING Investments pays ILIAC a fee of up to 0.25% of the average daily net assets associated with those shares. For the period November 1, 2001 through March 31, 2002, ING Investments paid ILIAC $56,899.

The Company has adopted a Shareholder Services Plan for the Class B, Class C and Class O shares, except Money Market

--------------------------------------------------------------------------------

Class C shares. Under the Shareholder Services Plan, ING Funds Distributor, Inc. is paid a service fee at an annual rate of 0.25% of the average daily net assets of Class B, Class C and Class O shares. This fee is used as compensation for expenses incurred in servicing shareholders' accounts.

The Company has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act for the Class A, Class B and Class C shares. The Distribution Plan provides for payments to ING Funds Distributor, Inc. at an annual rate of 0.25% of the average daily net assets of Class A shares of each Fund (except Money Market) and 0.75% of the average daily net assets of Class B and Class C shares of each Fund (except Class C shares of Money Market). Amounts paid by the Funds are used to pay expenses incurred by ING Funds Distributor, Inc. in promoting the sale of Class A, Class B and Class C shares. For the period ended March 31, 2002, ING Funds Distributor, Inc. received net commissions of $752 for Bond and $7,142 for ING Government Fund, from the sales of Class A shares and contingent sales charges from redemptions of Class C shares.

Prior to January 1, 2002, the Shareholder Services and Distribution fees were paid to ACI. Presently, the Funds' class-specific expenses are limited to distribution fees incurred in connection with Class A, Class B and Class C shares and service fees in connection with Class B, Class C and Class O shares.

4. Reimbursement and Waiver From Investment Adviser

The adviser is contractually obligated through December 31, 2002 to reimburse each Fund (except Money Market) for some or all of its operating expenses or to waive fees in order to maintain a certain expense ratio. Reimbursement and waiver arrangements will increase a Fund's yield and total return. For the five-month period ended March 31, 2002, the investment adviser waived investment advisory fees of $32,489 for Bond and $33,311 for ING Government Fund. Actual expenses for the period ended March 31, 2002 were at contractual limits. Actual expense ratios are included in the Financial Highlights.

5. Purchases and Sales of Investment Securities

Purchases and sales of investment securities, excluding short-term investments, for the period ended March 31, 2002 were:

                                           Cost of Purchases      Proceeds from Sales
                                           -----------------      -------------------
                Bond                          $65,431,275             $42,555,604
                ING Government Fund            70,017,057              71,132,822

6. Capital Loss Carryforwards

It is the policy of each of the Funds to reduce future distributions of realized gains to shareholders to the extent of the unexpired capital loss carryforwards. Such capital loss carryforwards may be used to offset future capital gains until their respective expiration dates. As of March 31, 2002, the following capital loss carryforwards had been incurred:

                                         Total Capital Loss               Year of Expiration
                                            Carryforward               2009                  2010
                                           ------------                ----                  ----
     ING Government Fund                    $   80,871             $       --             $80,871
     Money Market                           $1,124,108             $1,124,108             $    --

Fixed Income Funds
Notes to Financial Statements (continued)
March 31, 2002

--------------------------------------------------------------------------------
7. Authorized Capital Shares

The Company is authorized to issue a total of 16 billion shares. Of those 16 billion shares, Bond has been allocated 100 million shares each of Class I, Class A, Class B, Class C and Class O; ING Government Fund has been allocated 100 million shares each of Class I, Class A, Class B and Class C; Money Market has been allocated one billion shares each of Class I, Class A, Class B and Class C. As of March 31, 2002, the following shares of the Funds were owned by ILIAC and its affiliates:

                                               Class I       Class A
                                               -------       -------
                    Bond                      1,884,913      394,076
                    ING Government Fund       1,338,568      508,230
                    Money Market             95,150,935    8,779,230

8. Tax Information

The tax character of distributions paid during the period November 1, 2001 to March 31, 2002 was as follows:

                                           Amount                Per Share
                                           ------                ---------
            Bond
            --------------------------
            Distributions paid from:
              Ordinary Income             $3,514,700              $ 0.4237*
              Long-Term Capital Gain              --                    --
                                          ----------              --------
            Total Distributions           $3,514,700              $ 0.4237
                                          ==========              ========

            ING Government Fund
            --------------------------
            Distributions paid from:
              Ordinary Income             $1,132,862              $ 0.2657*
              Long-Term Capital Gain         159,108                0.0359
                                          ----------              --------
            Total Distributions           $1,291,970              $ 0.3016
                                          ==========              ========

            Money Market
            --------------------------
            Distributions paid from:
              Ordinary Income             $3,087,793              $ 0.0073*
              Long-Term Capital Gain              --                    --
                                          ----------              --------
            Total Distributions           $3,087,793              $ 0.0073
                                          ==========              ========


* Per share for ordinary income is presented for Class I shares. Ordinary income per share for Bond is $0.412 for Class A, $0.382 for Class B, $0.378 for Class C and $0.416 for Class O. Ordinary income per share for ING Government Fund is $0.257 for Class A, $0.226 for Class B and $0.220 for Class C. Ordinary income per share for Money Market is $0.007 for Class A, $0.003 for Class B and $0.007 for Class C.

As of March 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                                               Unrealized
                            Undistributed    Capital Loss      Appreciation/
                           Ordinary Income   Carryforward     (Depreciation)
                           ---------------   ------------     --------------
       Bond                  $311,791         $        --       $(1,443,491)
       ING Government Fund   $ 35,649         $   (80,871)      $  (189,529)
       MoneyMarket           $ 62,608         $(1,124,108)      $        --

Fixed Income Funds
Financial Highlights
Bond
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                               Five-Month
                                              Period Ended  Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                               March 31,    October 31,  October 31,  October 31,  October 31,   October 31,
                 CLASS I                         2002*         2001         2000         1999         1998          1997
--------------------------------------------  ------------  -----------  -----------  -----------  -----------   -----------

Net asset value, beginning of period .......  $ 10.76        $  9.93      $  9.98      $ 10.38      $ 10.22       $ 10.09
                                              -------        -------      -------      -------      -------       -------
Income from investment operations:
 Net investment income .....................     0.16           0.52         0.59         0.57+        0.60+         0.62+
 Net realized and change in unrealized
 gain or loss on investments ...............    (0.36)          0.86        (0.12)       (0.41)        0.17          0.13
                                              -------        -------      -------      -------      -------       -------
   Total income (loss) from investment
    operations .............................    (0.20)          1.38         0.47         0.16         0.77          0.75
                                              -------        -------      -------      -------      -------       -------
Less distributions:
 From net investment income ................    (0.20)         (0.55)       (0.52)       (0.56)       (0.61)        (0.62)
 From net realized gains on investments ....    (0.22)
                                              -------        -------      -------      -------      -------       -------
   Total distributions .....................    (0.42)         (0.55)       (0.52)       (0.56)       (0.61)        (0.62)
                                              -------        -------      -------      -------      -------       -------
Net asset value, end of period .............  $ 10.14        $ 10.76      $  9.93      $  9.98      $ 10.38       $ 10.22
                                              =======        =======      =======      =======      =======       =======

Total return ...............................    (1.85)%        14.20%        4.88%        1.56%        7.72%         7.72%
Net assets, end of period (000's) ..........  $34,899        $38,716      $31,000      $34,268      $41,804       $34,080
Ratio of net investment expenses to
 average net assets ........................     0.75%(1)       0.75%        0.75%        0.75%        0.75%         0.75%
Ratio of net investment income to average
 net assets ................................     3.72%(1)       5.09%        6.00%        5.52%        5.79%         6.07%
Ratio of expenses before reimbursement
 and waiver to average net assets ..........     0.84%(1)       0.82%        0.84%        0.93%        0.97%         1.14%
Portfolio turnover rate ....................    50.94%        235.44%      361.83%      174.14%       77.01%        48.56%

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.

* The Fund changed its fiscal year-end from October 31 to March 31.

                                       See Notes to Financial Statements.     35

Fixed Income Funds
Financial Highlights (continued)
Bond
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                               Five-Month
                                              Period Ended  Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                               March 31,    October 31,  October 31,  October 31,  October 31,   October 31,
                  CLASS A                        2002*         2001         2000         1999         1998          1997
---------------------------------------------  ------------  -----------  -----------  -----------  -----------   -----------
Net asset value, beginning of period ........ $ 10.75       $  9.93      $  9.98      $ 10.37      $10.22        $10.09
                                              -------       -------      -------      -------      ------        ------
Income from investment operations:
 Net investment income ......................    0.15          0.50         0.55         0.54+       0.57+         0.54+
 Net realized and change in unrealized gain
 or loss on investments .....................   (0.35)         0.84        (0.10)       (0.39)       0.15          0.13
                                               ------       -------      -------      -------      ------        ------
   Total income from investment
      operations ............................   (0.20)         1.34         0.45         0.15        0.72          0.67
                                               ------       -------      -------      -------      ------        ------
Less distributions:
 From net investment income .................   (0.19)        (0.52)       (0.50)       (0.54)      (0.57)        (0.54)
 From net realized gains on investments......   (0.22)           --           --           --          --            --
                                              -------       -------      -------      -------      ------        ------
   Total distributions ......................   (0.41)        (0.52)       (0.50)       (0.54)      (0.57)        (0.54)
                                              -------       -------      -------      -------      ------        ------
Net asset value, end of period .............. $ 10.14       $ 10.75      $  9.93      $  9.98      $10.37        $10.22
                                              =======       =======      =======      =======      ======        ======

Total return ................................   (1.87)%       13.84%        4.62%        1.43%       7.27%         6.89%
Net assets, end of period (000's) ........... $54,392       $48,947      $19,808      $11,963      $1,890        $1,006
Ratio of net investment expenses to average
 net assets .................................    1.00%(1)      1.00%        1.00%        1.00%       1.05%         1.50%
Ratio of net investment income to average
 net assets .................................    3.47%(1)      4.84%        5.75%        5.27%       5.49%         5.32%
Ratio of expenses before reimbursement and
 waiver to average net assets ...............    1.09%(1)      1.07%        1.09%        1.18%       1.27%         1.89%
Portfolio turnover rate .....................   50.94%       235.44%      361.83%      174.14%      77.01%        48.56%

 + Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.

* The Fund changed its fiscal year-end from October 31 to March 31.

36 See Notes to Financial Statements.

Bond
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                                                                  Period From
                                                                      Five-Month                                 March 1, 1999
                                                                     Period Ended  Year Ended   Year Ended     (Date of Initial
                                                                      March 31,    October 31,  October 31,    Public Offering)
       CLASS B                                                          2002*         2001         2000       to October 31, 1999
-------------------------------------------------------------        ------------  -----------  -----------   -------------------

Net asset value,
 beginning of period ........................................        $10.74        $  9.92      $  9.98       $ 10.29
                                                                     ------        -------      -------       -------
Income from investment operations:
 Net investment income ......................................          0.11           0.43         0.47          0.31+
 Net realized and change in unrealized gain or loss on
  investments ...............................................         (0.35)          0.84        (0.11)        (0.32)
   Total income from investment operations ..................         (0.24)          1.27         0.36         (0.01)
Less distributions:
 From net investment income .................................         (0.16)         (0.45)       (0.42)        (0.30)
 From net realized gains on investments .....................         (0.22)            --           --            --
                                                                     ------        -------      -------       -------
   Total distributions ......................................         (0.38)         (0.45)       (0.42)        (0.30)
Net asset value, end of period ..............................        $10.12        $ 10.74      $  9.92       $  9.98
                                                                     ======        =======      =======       =======

Total return ................................................         (2.25)%        13.07%        3.76%        (0.11)%
Net assets, end of period (000's) ...........................        $  985        $   806      $   345       $   195
Ratio of net investment expenses to average net assets ......          1.75%(1)       1.75%        1.75%         1.75%(1)
Ratio of net investment income to average net assets ........          2.72%(1)       4.09%        5.00%         4.52%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets .........................................          1.84%(1)       1.82%        1.84%         1.93%(1)
Portfolio turnover rate .....................................         50.94%        235.44%      361.83%       174.14%

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.

* The Fund changed its fiscal year-end from October 31 to March 31.

                                           See Notes to Financial Statements. 37

Fixed Income Funds
Financial Highlights (continued)
Bond
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                                                      Period From
                                             Five-Month                                              June 30, 1998
                                            Period Ended  Year Ended   Year Ended   Year Ended     (Date of Initial
                                             March 31,    October 31,  October 31,  October 31,    Public Offering)
                CLASS C                        2002*         2001         2000         1999       to October 31, 1998
------------------------------------------  ------------  -----------  -----------  -----------   -------------------
Net asset value, beginning of period .....   $10.73        $  9.91      $  9.97      $ 10.37          $10.31
                                             ------        -------      -------      -------          ------
Income from investment operations:
 Net investment income ...................     0.11           0.42         0.50         0.46+           0.17+
 Net realized and change in unrealized
 gain or loss on investments .............    (0.35)          0.85        (0.14)       (0.39)           0.05
                                             ------        -------      -------      -------          ------
   Total income from investment
    operations............................    (0.24)          1.27         0.36         0.07            0.22
                                             ------        -------      -------      -------          ------
Less distributions:
 From net investment income ..............    (0.16)         (0.45)       (0.42)       (0.47)          (0.16)
 From net realized gains on investments ..    (0.22)            --           --           --              --
                                             ------        -------      -------      -------          ------
   Total distributions ...................    (0.38)         (0.45)       (0.42)       (0.47)          (0.16)
                                             ------        -------      -------      -------          ------
Net asset value, end of period ...........   $10.11        $ 10.73      $  9.91      $  9.97          $10.37
                                             ======        =======      =======      =======          ======

Total return .............................    (2.29)%        13.08%        3.76%        0.66%           2.10%
Net assets, end of period (000's) ........   $  886        $   908      $   598      $ 1,052          $  108
Ratio of net investment expenses to
 average net assets ......................     1.75%(1)       1.75%        1.75%        1.75%           1.75%(1)
Ratio of net investment income to
 average net assets ......................     2.72%(1)       4.09%        5.00%        4.52%           4.79%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets ........     1.84%(1)       1.82%        1.84%        1.93%           1.97%(1)
Portfolio turnover rate ..................    50.94%        235.44%      361.83%      174.14%          77.01%


+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.

* The Fund changed its fiscal year-end from October 31 to March 31.

38 See Notes to Financial Statements.

Bond
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                                                       Period From
                                                                                                     August 1, 2001
                                                                                  Five-Month        (Date of Initial
                                                                                 Period Ended       Public Offering)
                                    CLASS O                                     March 31, 2002*    to October 31, 2001
------------------------------------------------------------------------------  ---------------    -------------------
Net asset value, beginning of period ........................................     $10.76               $ 10.49
                                                                                  ------               -------
Income from investment operations:
 Net investment income ......................................................       0.17                  0.40
 Net realized and change in unrealized gain or loss on investments ..........      (0.38)                (0.03)
                                                                                  ------               -------
   Total income from investment operations...................................      (0.21)                 0.37
                                                                                  ------               -------
Less distributions:
 From net investment income .................................................      (0.19)                (0.10)
 From net realized gains on investments......................................      (0.22)                   --
                                                                                  ------               -------
   Total distributions ......................................................      (0.41)                (0.10)
                                                                                  ------               -------
Net asset value, end of period ..............................................     $10.14               $ 10.76
                                                                                  ======               =======

Total return ................................................................      (1.93)%                3.55%
Net assets, end of period (000's) ...........................................     $  835               $    17
Ratio of net investment expenses to average net assets ......................       1.00%(1)              1.00%(1)
Ratio of net investment income to average net assets ........................       3.47%(1)              4.84%(1)
Ratio of expenses before reimbursement and waiver to average net assets .....       1.09%(1)              1.07%(1)
Portfolio turnover rate .....................................................      50.94%               235.44%

(1) Annualized.

* The Fund changed its fiscal year-end from October 31 to March 31.

                                         See Notes to Financial Statements.   39

Fixed Income Funds
Financial Highlights (continued)
Ing Government Fund
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                               Five-Month
                                              Period Ended  Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                               March 31,    October 31,  October 31,  October 31,  October 31,   October 31,
                  CLASS I                        2002*         2001         2000         1999         1998          1997
--------------------------------------------  ------------  -----------  -----------  -----------  -----------   -----------
Net asset value, beginning of period .......  $ 10.71        $  9.94      $  9.86       $10.29      $  9.99       $  9.80
                                              -------        -------      -------       ------      -------       -------
Income from investment operations:
 Net investment income .....................     0.14           0.49         0.57         0.51+        0.53+         0.58+
 Net realized and change in unrealized gain
 or loss on investments ....................    (0.41)          0.74         0.09        (0.45)        0.30          0.21
                                              -------        -------      -------       ------      -------       -------
   Total income from investment operations .    (0.27)          1.23         0.66         0.06         0.83          0.79
                                              -------        -------      -------       ------      -------       -------
Less distributions:
 From net investment income ................    (0.16)         (0.46)       (0.58)       (0.49)       (0.53)        (0.60)
 From net realized gains on investments ....    (0.14)            --           --           --           --            --
                                              -------        -------      -------       ------      -------       -------
   Total distributions .....................    (0.30)         (0.46)       (0.58)       (0.49)       (0.53)        (0.60)
                                              -------        -------      -------       ------      -------       -------
Net asset value, end of period .............  $ 10.14        $ 10.71      $  9.94       $ 9.86      $ 10.29       $  9.99
                                              =======        =======      =======       ======      =======       =======

Total return ...............................    (2.52)%        12.67%        6.92%        0.58%        8.54%         8.39%
Net assets, end of period (000's) ..........  $17,724        $19,458      $11,021       $9,808      $13,980       $10,217
Ratio of net investment expenses to average
 net assets ................................     0.70%(1)       0.70%        0.70%        0.70%        0.70%         0.70%
Ratio of net investment income to average
 net assets ................................     3.33%(1)       4.80%        5.90%        5.00%        5.21%         5.91%
Ratio of expenses before reimbursement and
 waiver to average net assets ..............     0.88%(1)       0.95%        0.97%        1.47%        1.51%         1.70%
Portfolio turnover rate ....................   166.73%        260.00%      138.83%       30.72%      181.08%       147.78%

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.

* The Fund changed its fiscal year-end from October 31 to March 31.

40 See Notes to Financial Statements.

ING Government Fund
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                        Five-Month
                                                       Period Ended  Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                         March 31,   October 31,  October 31,  October 31,  October 31,  October 31,
                       CLASS A                             2002*         2001        2000         1999         1998         1997
-----------------------------------------------------  ------------  -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of period ...............   $ 10.70        $  9.94      $  9.86      $10.29       $  9.99      $  9.79
                                                       -------        -------      -------      ------       -------      -------
Income from investment operations:
 Net investment income .............................      0.13           0.46         0.55        0.48+         0.49+        0.51+
 Net realized and change in unrealized gain or loss
  on investments ...................................     (0.41)          0.74         0.08       (0.45)         0.31         0.21
                                                       -------        -------      -------      ------       -------      -------
   Total income from investment operations..........     (0.28)          1.20         0.63        0.03          0.80         0.72
                                                       -------        -------      -------      ------       -------      -------
Less distributions
 From net investment income ........................     (0.15)         (0.44)       (0.55)      (0.46)        (0.50)       (0.52)
 From net realized gains investments ...............     (0.14)
                                                       -------        -------      -------      ------       -------      -------
   Total distributions .............................     (0.29)         (0.44)       (0.55)      (0.46)        (0.50)       (0.52)
                                                       -------        -------      -------      ------       -------      -------
Net asset value, end of period .....................   $ 10.13        $ 10.70      $  9.94      $ 9.86       $ 10.29      $  9.99
                                                       =======        =======      =======      ======       =======      =======

Total return .......................................     (2.60)%        12.35%        6.65%       0.34%         8.19%        7.67%
Net assets, end of period (000's) ..................   $24,148        $24,711      $11,413      $6,009       $   875      $   531
Ratio of net investment expenses to average net
 assets ............................................      0.95%(1)       0.95%        0.95%       0.95%         1.03%        1.45%
Ratio of net investment income to average net
 assets ............................................      3.08%(1)       4.55%        5.65%       4.75%         4.88%        5.16%
Ratio of expenses before reimbursement and waiver
 to average net assets .............................      1.13%(1)       1.20%        1.22%       1.72%         1.84%        2.45%
Portfolio turnover rate ............................    166.73%        260.00%      138.83%      30.72%       181.08%      147.78%

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.

* The Fund changed its fiscal year-end from October 31 to March 31.

                                         See Notes to Financial Statements.   41

Fixed Income Funds
Financial Highlights (continued)
ING Government Fund
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                                                                     Period From
                                                                          Five-Month                                March 1, 1999
                                                                         Period Ended  Year Ended   Year Ended    (Date of Initial
                                                                           March 31,   October 31,  October 31,   Public Offering)
                                 CLASS B                                     2002*        2001         2000      to October 31, 1999
-----------------------------------------------------------------------  ------------  -----------  -----------  -------------------
Net asset value, beginning of period .................................     $ 10.71       $  9.95      $  9.86         $10.12
                                                                           -------       -------      -------         ------
Income from investment operations:
 Net investment income ...............................................        0.10          0.36         0.48           0.27+
 Net realized and change in unrealized gain or loss on investments....       (0.42)         0.77         0.08          (0.27)
                                                                           -------       -------      -------         ------
   Total income from investment operations............................       (0.32)         1.13         0.56           0.00
                                                                           -------       -------      -------         ------
Less distributions:
 From net investment income...........................................       (0.12)        (0.37)       (0.47)         (0.26)
 From net realized gains on investments ..............................       (0.14)           --           --             --
                                                                           -------       -------      -------         ------
   Total distributions ...............................................       (0.26)        (0.37)       (0.47)         (0.26)
                                                                           -------       -------      -------         ------
Net asset value, end of period .......................................     $ 10.13       $ 10.71      $  9.95         $ 9.86
                                                                           =======       =======      =======         ======

Total return .........................................................       (2.99)%       11.52%        5.88%          0.00%
Net assets, end of period (000's) ....................................     $   486       $   512      $    68         $  152
Ratio of net investment expenses to average net assets ...............        1.70%(1)      1.70%        1.70%          1.70%(1)
Ratio of net investment income to average net assets .................        2.33%(1)      3.78%        4.90%          4.00%(1)
Ratio of expenses before reimbursement and waiver to average net
 assets ..............................................................        1.88%(1)      1.95%        1.97%          2.47%(1)
Portfolio turnover rate...............................................      166.73%       260.00%      138.83%         30.72%

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.

* The Fund changed its fiscal year-end from October 31 to March 31.

42   See Notes to Financial Statements.

ING Government Fund
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                                                    Period From
                                           Five-Month                                              June 30, 1998
                                          Period Ended  Year Ended   Year Ended   Year Ended     (Date of Initial
                                           March 31,    October 31,  October 31,  October 31,    Public Offering)
                CLASS C                      2002*         2001         2000         1999       to October 31, 1998
----------------------------------------  ------------  -----------  -----------  -----------   -------------------
Net asset value, beginning of period ...  $  10.69       $  9.93      $  9.85      $10.29           $ 10.11
                                          --------       -------      -------      ------           -------
Income from investment operations:
 Net investment income .................      0.11          0.38         0.47        0.40+             0.15+
 Net realized and change in unrealized
  gain or loss on investments ..........     (0.42)         0.74         0.09       (0.45)             0.17
                                          --------       -------      -------      ------           -------
   Total income from investment
    operations..........................     (0.31)         1.12         0.56       (0.05)             0.32
                                          --------       -------      -------      ------           -------
Less distributions:
 From net investment income ............     (0.12)        (0.36)       (0.48)      (0.39)            (0.14)
 From net realized gains on investments      (0.14)
                                          --------       -------      -------      ------           -------
   Total distributions .................     (0.26)        (0.36)       (0.48)      (0.39)            (0.14)
                                          --------       -------      -------      ------           -------
Net asset value, end of period .........  $  10.12       $ 10.69      $  9.93      $ 9.85           $ 10.29
                                          ========       =======      =======      ======           =======

Total return ...........................     (2.95)%       11.50%        5.89%      (0.46)%            3.18%
Net assets, end of period (000's) ......  $    511       $   705      $   129      $  124           $   117
Ratio of net investment expenses to
 average net assets ....................      1.70%(1)      1.70%        1.70%       1.70%             1.70%(1)
Ratio of net investment income to
 average net assets ....................      2.33%(1)      3.79%        4.90%       4.00%             4.21%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets ......      1.88%(1)      1.95%        1.97%       2.47%             2.51%(1)
Portfolio turnover rate ................    166.73%       260.00%      138.83%      30.72%           181.08%

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.

* The Fund changed its fiscal year-end from October 31 to March 31.

                                           See Notes to Financial Statements. 43

Fixed Income Funds
Financial Highlights (continued)
Money Market
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:


                                                       Five-Month
                                                      Period Ended  Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                                        March 31,   October 31,  October 31,  October 31,  October 31,   October 31,
                       CLASS I                            2002*        2001         2000         1999         1998          1997
----------------------------------------------------- ------------  -----------  -----------  -----------  -----------   -----------
Net asset value, beginning of period ...............  $   1.00      $   1.00     $   1.00     $   1.00     $   1.00      $   1.00
                                                      --------      --------     --------     --------     --------      --------
Income from investment operations:
 Net investment income .............................      0.01          0.05         0.06         0.05+        0.05+         0.05+
                                                      --------      --------     --------     --------     --------      --------
   Total income from investment operations..........      0.01          0.05         0.06         0.05         0.05          0.05
                                                      --------      --------     --------     --------     --------      --------
Less distributions:
 From net investment income ........................     (0.01)        (0.05)       (0.06)       (0.05)       (0.05)        (0.05)
                                                      --------      --------     --------     --------     --------      --------
   Total distributions .............................     (0.01)        (0.05)       (0.06)       (0.05)       (0.05)        (0.05)
                                                      --------      --------     --------     --------     --------      --------
Net asset value, end of period .....................  $   1.00      $   1.00     $   1.00     $   1.00     $   1.00      $   1.00
                                                      ========      ========     ========     ========     ========      ========

Total return .......................................      0.70%         4.58%        5.97%        4.88%        5.36%         5.49%
Net assets, end of period (000's) ..................  $208,063      $239,531     $245,774     $284,594     $276,024      $273,710
Ratio of net investment expenses to average net
 assets ............................................      0.70%(1)      0.64%        0.59%        0.50%        0.48%         0.37%
Ratio of net investment income to average net
 assets ............................................      1.67%(1)      4.51%        5.80%        4.79%        5.24%         5.31%
Ratio of expenses before reimbursement and  waiver
 to average net assets .............................        --            --         0.65%        0.64%        0.72%         0.81%


+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.

* The Fund changed its fiscal year-end from October 31 to March 31.

44   See Notes to Financial Statements.

Money Market
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                 Five-Month
                                                Period Ended  Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                                 March 31,    October 31,  October 31,  October 31,  October 31,   October 31,
                 CLASS A                           2002*          2001         2000        1999         1998          1997
----------------------------------------------  ------------  -----------  -----------  -----------  -----------   -----------
Net asset value, beginning of period .........  $   1.00       $   1.00     $   1.00     $   1.00     $   1.00      $   1.00
                                                --------       --------     --------     --------     --------      --------
Income from investment operations:
 Net investment income .......................      0.01           0.05         0.06         0.05+        0.05+         0.05+
                                                --------       --------     --------     --------     --------      --------
   Total income from investment operations ...      0.01           0.05         0.06         0.05         0.05          0.05
                                                --------       --------     --------     --------     --------      --------
Less distributions:
 From net investment income ..................     (0.01)         (0.05)       (0.06)       (0.05)       (0.05)        (0.05)
                                                --------       --------     --------     --------     --------      --------
   Total distributions .......................     (0.01)         (0.05)       (0.06)       (0.05)       (0.05)        (0.05)
                                                --------       --------     --------     --------     --------      --------
Net asset value, end of period ...............  $   1.00       $   1.00     $   1.00     $   1.00     $   1.00      $   1.00
                                                ========       ========     ========     ========     ========      ========

Total return .................................      0.70%          4.58%        5.97%        4.88%        5.36%         5.49%
Net assets, end of period (000's) ............  $205,147       $209,870     $194,454     $181,623     $161,456      $156,530
Ratio of net investment expenses to
 average net assets ..........................      0.70%(1)       0.64%        0.59%        0.50%        0.48%         0.37%
Ratio of net investment income to average
 net assets ..................................      1.67%(1)       4.51%        5.80%        4.79%        5.24%         5.31%
Ratio of expenses before reimbursement and
 waiver to average net assets ................        --             --         0.65%        0.64%        0.72%         0.91%

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.

* The Fund changed its fiscal year-end from October 31 to March 31.

                                        See Notes to Financial Statements.    45

Fixed Income Funds
Financial Highlights (continued)
Money Market
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                                                       Period From
                                                             Five-Month                                 March 1, 1999
                                                            Period Ended  Year Ended   Year Ended     (Date of Initial
                                                             March 31,    October 31,  October 31,    Public Offering)
       CLASS B                                                 2002*         2001         2000       to October 31, 1999
----------------------------------------------------------  ------------  -----------  -----------   -------------------
Net asset value, beginning of period .....................   $ 1.00         $ 1.00       $ 1.00          $ 1.00
                                                             ------         ------       ------          ------
Income from investment operations:
 Net investment income ...................................     0.00           0.03         0.05            0.03+
                                                             ------         ------       ------          ------
   Total income from investment operations ...............     0.00           0.03         0.05            0.03
                                                             ------         ------       ------          ------
Less distributions:
 From net investment income ..............................    (0.00)         (0.03)       (0.05)          (0.03)
                                                             ------         ------       ------          ------
   Total distributions ...................................    (0.00)         (0.03)       (0.05)          (0.03)
                                                             ------         ------       ------          ------
Net asset value, end of period ...........................   $ 1.00         $ 1.00       $ 1.00          $ 1.00
                                                             ======         ======       ======          ======

Total return .............................................     0.29%          3.55%        4.92%           2.56%
Net assets, end of period (000's) ........................   $1,880         $1,199       $  159          $  148
Ratio of net investment expenses to average net assets ...     1.70%(1)       1.64%        1.59%           1.50%(1)
Ratio of net investment income to average net assets .....     0.67%(1)       3.51%        4.80%           3.78%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets ......................................       --             --         1.65%           1.64%(1)

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.

* The Fund changed its fiscal year-end from October 31 to March 31.

46  See Notes to Financial Statements.

Money Market
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                                                   Period From
                                          Five-Month                                              June 30, 1998
                                         Period Ended  Year Ended   Year Ended   Year Ended     (Date of Initial
                                          March 31,    October 31,  October 31,  October 31,    Public Offering)
                CLASS C                     2002*         2001         2000         1999       to October 31, 1998
---------------------------------------  ------------  -----------  -----------  -----------   -------------------

Net asset value, beginning of period ..  $  1.00        $  1.00       $ 1.00       $ 1.00          $ 1.00
                                         -------        -------       ------       ------          ------
Income from investment operations:
 Net investment income ................     0.01           0.05         0.06         0.05+           0.02+
                                         -------        -------       ------       ------          ------
   Total income from investment
    operations.........................     0.01           0.05         0.06         0.05            0.02
                                         -------        -------       ------       ------          ------
Less distributions:
 From net investment income ...........    (0.01)         (0.05)       (0.06)       (0.05)          (0.02)
                                         -------        -------       ------       ------          ------
   Total distributions ................    (0.01)         (0.05)       (0.06)       (0.05)          (0.02)
                                         -------        -------       ------       ------          ------
Net asset value, end of period ........  $  1.00        $  1.00       $ 1.00       $ 1.00          $ 1.00
                                         =======        =======       ======       ======          ======

Total return ..........................     0.70%          4.58%        5.97%        4.88%           1.75%
Net assets, end of period (000's) .....  $10,866        $12,013       $9,611       $6,765          $  916
Ratio of net investment expenses to
 average net assets ...................     0.70%(1)       0.64%        0.59%        0.50%           0.48%(1)
Ratio of net investment income to
 average net assets ...................     1.67%(1)       4.51%        5.80%        4.79%           5.24%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets .....       --             --         0.65%        0.64%           0.72%(1)

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.

* The Fund changed its fiscal year-end from October 31 to March 31.

                                           See Notes to Financial Statements. 47

                          Independent Auditors' Report



The Board of Directors and Shareholders
ING Series Fund, Inc.:

We have audited the accompanying statements of assets and liabilities of ING Bond Fund, ING Government Fund, ING Aeltus Money Market Fund (collectively the "Fixed Income Funds"), each a series of ING Series Fund, Inc. (formerly Aetna Series Fund, Inc.), including the portfolios of investments, as of March 31, 2002, and the related statements of operations for the five-month period ended March 31, 2002 and the year ended October 31, 2001, statements of changes in net assets for the five-month period ended March 31, 2002 and each of the years in the two-year period ended October 31, 2001 and financial highlights for the five-month period ended March 31, 2001 and each of the years or periods in the five-year period ended October 31, 2001. These financial statements and financial highlights are the responsibility of the Fixed Income Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects the financial position of the Fixed Income Funds as of March 31, 2002, the results of their operations, changes in their net assets and financial highlights for the periods specified in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.



                                         KPMG LLP


Boston, Massachusetts
April 24, 2002

Fixed Income Funds
Additional Information (Unaudited)
March 31, 2002
--------------------------------------------------------------------------------

1. Shareholder Meeting

On February 20, 2002, a special meeting of shareholders of the Funds was held. At the meeting, shareholders of each Fund voted to approve a new Investment Advisory Agreement, a new Subadvisory Agreement and an Amended and Restated Articles of Incorporation. Following is a brief description and the results of each vote:

A. Approval of New Investment Advisory Agreement
Shareholders of each Fund voted to approve a new Investment Advisory Agreement (Agreement) between each Fund and ING Investments, LLC (ING Investments) which became effective March 1, 2002. Under the Agreement, ING Investments is responsible for supervising all aspects of the operations of each Fund including the selection, purchase and sale of securities. ING Investments is also responsible for payment of all costs of its personnel, its overhead and its employees who also serve as Directors and Officers of the Funds, and that each Fund is responsible for payment of all other of its costs. There is no change in the advisory fees paid by the Funds.

                                                       Number of                          % of Votes
                                                                          --------------------------------------------
                                                     Shares Voting        Cast for       Cast Against        Abstain
                                                    -----------------     ----------     --------------     ----------
                Bond                                  6,205,339.175       93.612%           1.430%            4.958%

                ING Government Fund                   2,694,834.955       96.754%           0.276%            2.970%

                Money Market                        280,488,376.645       92.287%           1.508%            6.205%



B. Approval of New Subadvisory Agreement
Shareholders of each Fund voted to approve a new Subadvisory Agreement between ING Investments and Aeltus Investment Management, Inc. (Aeltus), which became effective March 1, 2002. The Subadvisory Agreement states that Aeltus will, subject to the supervision of the Board of Directors (Board) and ING Investments, provide a continuous investment program of evaluation, investment, sales, and reinvestment of each Fund's assets.

                                                       Number of                          % of Votes
                                                                          --------------------------------------------
                                                     Shares Voting        Cast for       Cast Against        Abstain
                                                    -----------------     ----------     --------------     ----------
                Bond                                  6,205,339.175       93.629%           1.487%            4.884%

                ING Government Fund                   2,694,834.955       91.924%           5.199%            2.877%

                Money Market                        280,488,376.645       89.869%           3.701%            6.430%



C. Approval of Amended and Restated Articles of Incorporation
Shareholders of each Fund voted to approve an Amended and Restated Articles of Incorporation (Revised Charter). The Revised Charter was intended to add flexibility, clarify existing provisions, and promote consistency among the charters for the various registered investment companies currently advised by Aeltus. The Revised Charter also confirms Board powers implicit in the previous charter and provides the Board with the authority to adopt qualifications in the Fund's By-Laws that would be applicable to and binding upon the current and future Directors. Furthermore, the Revised Charter permits the Directors, subject to applicable law, to liquidate a series or class without shareholder approval.

                                                       Number of                     % of Votes
                                                                          ----------------------------------------------------------
                                                     Shares Voting        Cast for       Cast Against   Abstain     Broker Non-Votes
                                                    -----------------     ----------     -------------  ---------   ----------------
                Bond                                  6,205,339.175       91.306%           2.125%       5.199%          1.370%

                ING Government Fund                   2,694,834.955       85.834%           1.640%       7.736%          4.790%

                Money Market                        280,488,376.645       90.386%           2.500%       6.557%          0.557%


Fixed Income Funds
Additional Information (Unaudited) (continued)
March 31, 2002
--------------------------------------------------------------------------------

2. Information About Directors and Officers

                                                                                                    Number of            Other
                            Position(s)   Term of Office                                        Portfolios in Fund    Directorships
                             Held With    and Length of         Principal Occupation(s)          Complex Overseen        Held By
Name. Address, and Age         Funds        Time Served          During Past Five Years             by Director          Director
----------------------         -----        -----------          ----------------------             -----------          --------
NON-INTERESTED DIRECTORS:
Albert E. DePrince, Jr.       Director      Since 1998       Director, Business and Economic             50                None
3029 St.Johns Drive                         (4 years)        Research Center, 1999 to present,
Murfreesboro, Tennessee                                      and Professor of Economics and
Age 60                                                       Finance, Middle Tennessee State
                                                             University, 1991 to present.

Maria T. Fighetti             Director      Since 1994       Associate Commissioner for                  50                None
325 Piermont Road                           (8 years)        Contract Management, Health
Closter, New Jersey                                          Services, New York City
Age 58                                                       Department of Mental Health,
                                                             Mental Retardation and Alcohol
                                                             Services, 1996 to present.

David L. Grove                Director      Since 1991       Private Investor; Economic/                 50                None
5 The Knoll                                 (11 years)       Financial Consultant, December
Armonk, New York                                             1985 to present.
Age 83

Sidney Koch                   Director      Since 1994       Financial Adviser, self-employed,           50                None
455 East 86th Street                        (8 years)        January 1993 to present.
New York, New York
Age 66

Corine T. Norgaard            Director      Since 1991       Dean of the Barney School of                50                None
556 Wormwood Hill                           (11 years)       Business, University of Hartford
Mansfield Center, Connectticut                               (West Hartford, CT), August 1996
Age 64                                                       to present.

Richard G. Scheide            Director      Since 1993       Principal, LoBue Associates Inc.,           50                None
11 Lily Street                              (9 years)        October 1999 to present; Trust
Nantucket, Massachusetts                                     and Private Banking Consultant,
Age 72                                                       David Ross Palmer Consultants,
                                                             July 1991 to present.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Number of             Other
                            Position(s)   Term of Office                                        Portfolios in Fund    Directorships
                             Held with    and Length of         Principal Occupation(s)          Complex Overseen        Held by
Name, Address, and Age         Funds       Time Served          During Past Five Years             by Director          Director
----------------------         -----       -----------          ----------------------             -----------          --------
INTERESTED DIRECTORS:
J. Scott Fox                 Director      Since 1997       Chief Executive Officer (July                 50         Mr. Fox serves
10 State House Square                      (5 years)        2001 to present), President (April                       as Director of
Hartford, Connecticut                                       2001 to present), Director, Chief                        the Board of
Age 47                                                      Operating Officer (April 1994 to                         IPC Financial
                                                            present), Chief Financial Officer                        Network, Inc.
                                                            (April 1994 to July 2001),                               (January 2001
                                                            Managing Director (April 1994 to                         to present).
                                                            April 2001), Aeltus Investment
                                                            Management, Inc.; Executive
                                                            Vice President (April 2001 to
                                                            present), Director, Chief
                                                            Operating Officer (February 1995
                                                            to present), Chief Financial
                                                            Officer, Managing Director
                                                            (February 1995 to April 2001),
                                                            Aeltus Capital, Inc.; Senior Vice
                                                            President - Operations, Aetna Life
                                                            Insurance and Annuity Company,
                                                            March 1997 to December 1997.

John G. Turner               Director      Since 2001       President, Turner Investment                 156         Mr. Turner
7337 E. Doubletree Ranch Rd.               (1 year)         Company (since 2002); Trustee                            serves as a
Scottsdale, Arizona                                         and Vice Chairman of ING                                 member of the
Age 62                                                      Americas (2000-2001); Chairman                           Board of Aeltus
                                                            and Chief Executive Officer of                           Investment
                                                            ReliaStar Financial Corp. and                            Management,
                                                            ReliaStar Life Insurance Co.                             Inc., and each
                                                            (1993-2000); Chairman of                                 of the Pilgrim
                                                            ReliaStar United Services Life                           Funds.
                                                            Insurance Company and ReliaStar
                                                            Life Insurance Company of New
                                                            York (since 1995); Chairman of
                                                            Northern Life Insurance Company
                                                            (1992-2001); Chairman and
                                                            Director/Trustee of the Northstar
                                                            affiliated investment companies
                                                            (October 1993-2001); Director of
                                                            Northstar Investment
                                                            Management Corporation and its
                                                            affiliates (1993-1999).

Fixed Income Funds
Additional Information (Unaudited) (continued)
March 31, 2002
--------------------------------------------------------------------------------

Name, Address and Age          Positions Held with Funds      Principal Occupation(s) During the Last Five Years
---------------------          -------------------------      --------------------------------------------------
OFFICERS:
James M. Hennessy              President, Chief Executive     President and Chief Executive Officer of each of the ING Funds
7337 E. Doubletree Ranch Road  Officer, and Chief Operating   (since February 2001); Chief Operating Officer of each of the
Scottsdale, Arizona            Officer                        ING Funds (since July 2000); Director of ING Funds Services,
Age 52                                                        LLC, ING Investments, LLC, ING Funds Distributor, Inc. ING
                                                              Capital Corp., LLC, ING Lexington Management Corp.,
                                                              Lexington Funds Distributor, Inc., Market Systems Research
                                                              Advisors, Inc., Market Systems Research, Inc., Express America
                                                              T.C. Corp., EAMS Liquidation Corp. (since December 2000);
                                                              and President and Chief Executive Officer of ING Investments,
                                                              LLC, ING Funds Services, LLC, ING Capital Corp., LLC, ING
                                                              Lexington Management Corp., Express America T.C. Corp.,
                                                              EAMC Liquidation Corp. (since December 2000). Formerly,
                                                              Senior Executive Vice President (June 2000-December 2000) and
                                                              Secretary (April 1995-December 2000), ING Pilgrim Capital
                                                              Corp., ING Pilgrim Group, LLC, ING Pilgrim Investments, Inc.,
                                                              ING Lexington Management Corp., Express America T.C. Corp.;
                                                              Senior Executive Vice President (July 2000-February 2001) and
                                                              Secretary (April 1995-February 2001) of each of the Pilgrim
                                                              Funds; Executive Vice President, Pilgrim Capital Corp. and its
                                                              affiliates (May 1998-June 2000) and Senior Vice President,
                                                              Pilgrim Capital and its affiliates (April 1995-April 1998).

Stanley D. Vyner               Executive Vice President and   Executive Vice President of most of the ING Funds (since July
7337 E. Doubletree Ranch Road  Chief Investment Officer -     1996).  Formerly, President and Chief Executive Officer of ING
Scottsdale, Arizona            International Equities         Pilgrim Investments, LLC (August 1996-August 2000).
Age 51

Mary Lisanti                   Executive Vice President and   Executive Vice President of the ING Funds (since May 1998).
7337 E. Doubletree Ranch Road  Chief Operating Officer -      Formerly, Portfolio Manager, Strong Capital Management; and
Scottsdale, Arizona            Domestic Equities              Managing Director and Head of Small- and Mid-Capitalization
Age 45                                                        Equity Strategies at Bankers Trust Corp. (1993-1996).

Michael J. Roland              Executive Vice President and   Executive Vice President (since February 2002) and Principal
7337 E. Doubletree Ranch Road  Principal Financial Officer    Financial Officer (since June 1998) of the Funds; Executive Vice
Scottsdale, Arizona                                           President (since 1/1/02) and Principal Financial Officer (since
Age 43                                                        June 1998) of ING Funds Services, LLC, ING Investments, LLC,
                                                              and ING Funds Distributor, Inc. Formerly, Senior Vice President,
                                                              ING Pilgrim Group, Inc., and ING Pilgrim Securities, Inc. (since
                                                              June 1998 to December 2001); Senior Vice President of most of the Pilgrim Funds (since June 1998 to February 2002). He served in same capacity from January 1995-April 1997. Formerly, Chief
                                                              Financial Officer of Endeavor Group (April 1997 to June 1998).

Ralph G. Norton III            Senior Vice President          Senior Vice President and Chief Investment Officer, Fixed
7337 E. Doubletree Ranch Road                                 Income, ING Investments, LLC (since August 2001). Formerly,
Scottsdale, Arizona                                           Senior Market Strategist, Aeltus Investment Management, Inc.
Age 42                                                        (from January 2001 to August 2001); Chief Investment Officer,
                                                              ING Mutual Funds Management Co(1990 to January 2001).

----------------------------------------------------------------------------------------------------------------------------------
Name, Address and Age          Positions Held with Funds      Principal Occupation(s) During the Last Five Years
---------------------          -------------------------      --------------------------------------------------
OFFICERS:
Robert S.Naka                  Senior Vice President and      Senior Vice President, ING Investments, LLC (since November
7337 E. Doubletree Ranch Road  Assistant Secretary            1999) and ING Funds Services, LLC (since August 1999); Senior
Scottsdale, Arizona                                           Vice President and Assistant Secretary of each of the ING Funds.
Age 38                                                        Formerly, Vice President, ING Pilgrim Investments, Inc. (April
                                                              1997-October 1999), ING Pilgrim Group, Inc. (February 1997-
                                                              August 1999) and Assistant Vice President, ING Pilgrim Group,
                                                              Inc. (August 1995-February 1997).


Robin L. Ichilov               Vice President and Treasurer   Vice President, ING Investments, LLC (since August 1997);
7337 E. Doubletree Ranch Road                                 Accounting Manager (since November 1995); Vice President and
Scottsdale, Arizona                                           Treasurer of most of the ING Funds.
Age 34

Kimberly A. Anderson           Vice President and Secretary   Vice President of ING Funds Services, LLC (since January 2001)
7337 E. Doubletree Ranch Road                                 and Vice President and Secretary of each of the ING Funds (since
Scottsdale, Arizona                                           February 2001). Formerly, Assistant Vice President and Assistant
Age 37                                                        Secretary of each of the Funds (August 1999-February 2001) and
                                                              Assistant Vice President of ING Pilgrim Group, Inc. (November
                                                              1999-January 2001). Ms. Anderson has held various other
                                                              positions with ING Pilgrim Group, Inc. for more than the last five years.

ING Funds Distributor, Inc. offers the funds listed below. Investors may obtain a copy of a prospectus of any ING Fund by calling
ING Funds Distributor, Inc. at (800) 992-0180. Please read the prospectus carefully before investing or sending money.

International Equity                        Domestic Equity Value Funds
    ING Asia-Pacific Equity Fund              ING Financial Services Fund
    ING Emerging Countries Fund               ING Large Company Value Fund
    ING European Equity Fund                  ING MagnaCap Fund
    ING International Fund                    ING Tax Efficient Equity Fund
    ING International Core Growth Fund        ING Value Opportunity Fund
    ING International Growth Fund             ING SmallCap Value Fund
    ING International SmallCap Growth Fund    ING MidCap Value Fund
    ING International Value Fund
    ING Precious Metals Fund                Domestic Equity and Income Funds
    ING Russia Fund                           ING Equity and Income Fund
                                              ING Convertible Fund
International Global Equity                   ING Balanced Fund
    ING Global Communications Fund            ING Growth and Income Fund
    ING Global Technology Fund
    ING Global Real Estate Fund             Fixed Income Funds
    ING Worldwide Growth Fund                 ING Bond Fund
                                              ING Classic Money Market Fund*
Domestic Equity Funds                         ING Government Fund
    ING Growth Fund                           ING GNMA Income Fund
    ING Growth + Value Fund                   ING High Yield Fund
    ING Growth Opportunities Fund             ING High Yield Opportunity Fund
    ING Internet Fund                         ING High Yield Bond Fund
    ING LargeCap Growth Fund                  ING Intermediate Bond Fund
    ING MidCap Opportunities Fund             ING Lexington Money Market Trust*
    ING MidCap Growth Fund                    ING National Tax Exempt Bond Fund
    ING Small Company Fund                    ING Money Market Fund*
    ING SmallCap Opportunities Fund           ING Aeltus Money Market Fund*
    ING SmallCap Growth Fund                  ING Strategic Income Fund
    ING Technology Fund
    ING Biotechnology Fund                  Generation Funds
                                              ING Ascent Fund
Domestic Equity Index Funds                   ING Crossroads Fund
    ING Index Plus LargeCap Fund              ING Legacy Fund
    ING Index Plus MidCap Fund
    ING Index Plus SmallCap Fund            Loan Participation Funds
    ING Research Enhanced Index Fund          ING Prime Rate Trust
                                              ING Senior Income Fund

* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investment Manager
ING Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

Administrator
ING Funds Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

Distributor
ING Funds Distributor, Inc.
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258
1-800-334-3444

Transfer Agent
DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141-6368

Custodian
State Street Bank & Trust
801 Pennsylvania Avenue
Kansas City, Missouri 64105

Legal Counsel
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006

Independent Auditors
KPMG LLP
99 High Street
Boston, MA 02110-2371

Prospectus containing more complete information regarding the Funds, including charges and expenses, may be obtained by calling ING Funds Distributor, Inc., Distributor, at 1-800-992-0180. Please read the prospectus carefully before you invest or send money.


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